Filed with the U.S. Securities and Exchange Commission on June 18, 2026

1933 Act Registration File No. 333-117063
1940 Act File No. 811-21597

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	37	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	39	[	X	]

(Check appropriate box or boxes.)

PRIMECAP Odyssey Funds
(Exact Name of Registrant as Specified in Charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, California 91105
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 304-9222

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
(Name and Address of Agent for Service)
Copy to:

Laurie Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, CA 92626

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On June 20, 2026 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

PRIMECAP Odyssey Discovery ETF
TICKER: POMG
Listed on NYSE Arca
PROSPECTUS
June 20, 2026
www.primecap.com
1-877-ETF-SPMC
(1-877-383-7762)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

PRIMECAP Odyssey Discovery ETF — Fund Summary
Investment Objective
The PRIMECAP Odyssey Discovery ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.68%
1    “Other Expenses” are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$69	$218
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.
Principal Investment Strategies
The Fund seeks long-term capital appreciation by investing primarily in stocks of mid- and small-capitalization companies. The Fund invests in stocks that trade in the United States. The Fund does not invest in American Depositary Receipts (“ADRs”). The Fund may invest in stocks of non-U.S. issuers that list directly on a U.S. exchange. The Fund defines mid-cap companies as those the market capitalization (number of shares outstanding multiplied by share price) of which falls within the range of either the S&P MidCap 400® Index or the Russell Midcap® Growth Index at the time of initial purchase. As of April 30, 2026, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.5 billion to $33.7 billion, and $1.3 billion to $125.2 billion, respectively. The Fund defines small-cap companies as those the market capitalization (number of shares outstanding multiplied by share price) of which falls within the range of the Russell 2000 Growth® Index. As of April 30, 2026, the range for the Russell 2000 Growth® Index was approximately $24.0 million to $71.5 billion. The market capitalization of the companies in the indexes change over time, and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap or small-cap equity market.
PRIMECAP Management Company, the investment advisor for the Fund (the “Advisor”), through its fundamental research, seeks to identify stocks with attractive growth prospects that are trading at reasonable valuations. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current
1

market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the Russell Midcap® Growth Index over a three- to five-year time frame. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons.
The Fund may invest a significant portion of its assets in one or more sectors, including the health care and information technology sectors. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Principal Risks
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
For more information about the risks of investing in the Fund, see the section below titled “Additional Information About the Fund.”
•Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
•Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
•Investment style risk. The chance that returns from the mix of mid-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
•Sector-focus risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
•Asset concentration risk. The chance that, because the Fund may invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
•Issuer risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer.
•Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
•Growth stocks risk. The chance that returns from growth stocks in the Fund’s portfolio will trail returns from the overall stock market. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
•Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where
2

the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events – such as political upheaval, financial troubles, corruption, or natural disasters – will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
•U.S. Administration Foreign Policy and Government Restructuring Risk. Since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.
•Exchange-Traded Fund (“ETF”) Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to net asset value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
Costs of Buying or Selling Shares. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Fund shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Fund shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares or that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.
•Limited Operating History Risk. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
3

•Non-Diversification Risk. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests in a greater number of issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Performance
The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available by calling 1-800-729-2307 or visiting the Fund’s website, www.primecap.com.
Investment Advisor
PRIMECAP Management Company
Portfolio Managers
The following individuals are primarily responsible for the portfolio management of the Fund:

Portfolio Manager	Title with Investment Advisor
Theo A. Kolokotrones	Chairman Emeritus
Alfred W. Mordecai	President
M. Mohsin Ansari	Vice Chairman
James Marchetti	Executive Vice President
Anil Gopala	Senior Vice President
Greg T. Molinelli	Executive Vice President
Jared N. Herzikoff-Cornell	Senior Vice President
Shanshan Jiang	Senior Vice President
Each Portfolio Manager has managed the Fund since inception.
Purchase and Sale of Fund Shares
The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash. Creation Unit transactions may be conducted in exchange for cash only, which may cause the Fund to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind.
Individual shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid-ask spread”). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at www.primecap.com.
Tax Information
The Fund’s distributions will normally be taxed as ordinary income, qualified dividend income, capital gains, or a combination of the three, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to federal income tax. You should consult your tax advisor about your specific tax situation.
4

Financial Intermediary Compensation
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay the Intermediary for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit the Intermediary’s website for more information.
5

Additional Information about the Fund
Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s objective is not fundamental, and it may be changed without shareholder approval.
Principal Investment Strategies of the Discovery ETF
The Fund seeks long-term capital appreciation by investing primarily in stocks of mid- and small-capitalization companies. The Fund invests in stocks that trade in the United States. The Fund does not invest in ADRs. The Fund may invest in stocks of non-U.S. issuers that list directly on a U.S. exchange. The Fund defines mid-cap companies as those the market capitalization (number of shares outstanding multiplied by share price) of which falls within the range of either the S&P MidCap 400® Index or the Russell Midcap® Growth Index at the time of initial purchase. As of April 30, 2026, the market capitalization ranges for the S&P MidCap 400® Index and the Russell Midcap® Growth Index were approximately $1.5 billion to $33.7 billion, and $1.3 billion to $125.2 billion, respectively. The Fund defines small-cap companies as those the market capitalization (number of shares outstanding multiplied by share price) of which falls within the range of the Russell 2000 Growth® Index. As of April 30, 2026, the range for the Russell 2000 Growth® Index was approximately $24.0 million to $71.5 billion. The market capitalization of the companies in the indexes change over time, and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the mid-cap or small-cap equity market.
PRIMECAP Management Company, the investment advisor for the Fund (the “Advisor”), through its fundamental research, seeks to identify stocks with attractive growth prospects that are trading at reasonable valuations. The Advisor looks for companies that, in its judgment, will grow faster and/or will be more profitable than their current market valuations suggest and for companies with asset values that are not adequately reflected in their stock prices. The Advisor maintains a long-term focus and attempts to identify stocks that it believes will outperform the Russell Midcap® Growth Index over a three- to five-year time frame. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, if the reasons for which the stock was purchased no longer hold true, or for other reasons.
The Fund May invest a significant portion of its assets in one or more sectors, including the health care and information technology sectors. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Temporary Defensive Positions
To respond to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. Examples of temporary defensive investments include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments. The Fund also may invest in these types of defensive investments or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment objective.
Principal Risks
As with all ETFs, there is the risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the following principal risks:
•Stock Market Risk. The price of each stock held by the Fund may decline in response to certain events, including, among others, those directly involving the companies issuing the securities owned by the Fund; conditions affecting the general economy; political, geopolitical, social, or economic instability at the local, regional, or global level; acts of terrorism, wars, or international conflicts; trade disputes; supply chain disruptions; cybersecurity events; technological advances (such as artificial intelligence and machine learning); natural disasters or climate events; epidemics, pandemics, or other similar circumstances in one or more countries or regions; and currency or interest rate fluctuations. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.
6

•Manager Risk. The Fund’s performance depends on the Advisor’s decisions in making appropriate investments. The Fund may underperform relative to other funds with similar investment objectives as a result of poor security selection by the Advisor. In addition, it is possible that the Advisor’s stock selection could cause the Fund to underperform relative to the overall stock market.
•Investment Style Risk. The Fund is subject to the risk that returns from the mix of mid-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. In addition, the Advisor primarily uses a growth style to select investments for the Fund, and there is risk that this style may fall out of favor, may underperform relative to other styles, and may increase the volatility of the Fund’s portfolio.
•Sector-Focus Risk. The Fund may invest more than 25% of its assets in any of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, technology, materials, real estate, communications services, and utilities. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o    Health Care Sector Risk. The profitability of companies in the health care sector may be affected by extensive government regulation; restrictions on government reimbursement for medical expenses; rising costs of medical products and services; pricing pressure; an increased emphasis on outpatient services; limited number of products; industry innovation; changes in technologies; and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.
o    Information Technology Sector Risk. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies with limited product lines, markets or financial resources, and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
•Asset Concentration Risk. The chance that, because the Fund tends to invest a high percentage of its assets in its ten largest holdings, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks.
•Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The prices of, and income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulation affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer. To the extent that the securities of issuers in the same or related industries or sectors behave similarly to each other, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, a downturn in their stock prices may have a
7

disproportionate adverse effect on the overall equity markets, even if other segments of the market perform well. At times, the Fund may invest more significantly in a single issuer, which could increase the Fund’s volatility and the risk of loss arising from the factors described above.
•Growth Stocks Risk. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
•Small- and Mid-Cap Stocks Risk. Small- and mid-cap stocks may present more opportunities for capital appreciation than stocks of larger and more established companies because of higher potential earnings growth. However, they also may involve greater risk. Such companies may have limited product lines, markets, or financial resources, or may depend on a small group of key managers. Their stocks may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these stocks may fluctuate in value more than stocks of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
•Limited Operating History Risk. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
•Non-Diversification Risk. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests in a greater number of issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.
•Foreign Securities Risk. To the extent that it owns foreign stocks, the Fund is subject to the following additional risks: country risk, which is the chance that domestic events – such as political upheaval, financial troubles, corruption, or natural disasters – will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The imposition of sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States and/or other governments may also adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
•U.S. Administration Foreign Policy and Government Restructuring Risk. Since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. In particular, the imposition of tariffs has led to retaliatory tariffs by targeted foreign countries and could lead to retaliatory tariffs by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. The administration has also sought to reduce the headcount of and freeze or reduce funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. Although the administration believes these and other similar actions will improve the economy and markets generally, they may have unforeseen consequences and could negatively impact the Fund.
•ETF Risks.
8

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, Fund shares may trade at a material discount to NAV, the bid-ask spread could widen, and shares could face trading halts and/or delisting.
Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if Fund shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Shares May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. If an investor buys Fund shares when the shares’ market price is at a premium, the investor may pay more than the shares’ underlying value. If an investor sells Fund shares when the shares’ market price is at a discount, the investor may receive less than the shares’ underlying value. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Fund shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares and could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. These conditions could cause the Fund’s shares to trade at a material discount to NAV and the bid-ask spread to widen.
Non-Principal Risks
In addition to the principal risks of the Fund discussed above, the Fund is subject to the following non-principal risks:
9

•Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Damage to energy infrastructure from conflicts in the Middle East, reduced shipping through the Strait of Hormuz, and other energy supply constraints could also have long-term adverse impacts on the U.S. and world economies.
Raising the ceiling on U.S. government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere.
Changing interest rate environments (whether downward or upward) impact various sectors of the economy and asset classes in different ways. For example, low interest rate environments tend to be positive for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and equity prices. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.
The events and circumstances described above could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents, and financial intermediaries) to suffer data breaches, data corruption, or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset values, and prevent shareholders from redeeming their shares. The use of artificial intelligence and machine learning could exacerbate these risks. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

10

Management of the Fund
Investment Advisor
PRIMECAP Management Company, 177 East Colorado Boulevard, 11th Floor, Pasadena, California 91105, the Fund’s investment advisor, is an investment advisory firm founded in 1983. The Advisor also provides investment advisory services to other funds as well as to institutional clients such as endowment funds, foundations, employee benefit and pension plans, collective investment trusts, and sovereign wealth funds. As of May 31, 2026, the Advisor managed approximately $169.7 billion in assets. For its services to the Fund, the Advisor is paid 0.68% of the average daily net assets of the Fund. The Advisor pays all expenses of the Fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); (viii) any fees and expenses related to the provision of securities lending services, including lending agent fees, (ix) other non-routine or extraordinary expenses; and (x) compensation for investment advisory services payable to the Advisor.
A discussion regarding the basis for the Board of Trustees’ initial approval of the Trust’s investment advisory agreement with the Advisor with respect to the Fund will be included in the Fund’s Form N-CSR filing for the period ending October 31, 2026.
The portfolio managers primarily responsible for overseeing the Fund’s investments are:
•Theo A. Kolokotrones, Chairman Emeritus and Co-Founder of PRIMECAP Management Company. Mr. Kolokotrones co-founded PRIMECAP Management Company in September 1983. Previously, he spent six years at Capital Research Company, most recently as Senior Vice President. From 1970 to 1977, he was Vice President and Senior Financial Analyst at Smith Barney, Harris Upham and Company in New York. Mr. Kolokotrones is a graduate of the University of Chicago and the Harvard Graduate School of Business Administration.
•Alfred W. Mordecai, President of PRIMECAP Management Company. Mr. Mordecai joined PRIMECAP Management Company in August 1997. In 1996, he was an associate at McKinsey and Company. From 1990 to 1995, he worked as a nuclear engineer and program manager for the Naval Nuclear Propulsion Directorate, a joint U.S. Navy and Department of Energy organization. Mr. Mordecai graduated with a degree in Mechanical Engineering from Duke University. He has a master’s degree in Systems Engineering from Virginia Polytechnic Institute and State University and is a graduate of the Harvard Graduate School of Business Administration.
•M. Mohsin Ansari, Vice Chairman of PRIMECAP Management Company. Mr. Ansari joined PRIMECAP Management Company in July 2000. In 1999, he was an associate at Andersen Consulting. From 1994 to 1998, he worked at Weyerhaeuser Company on various assignments ranging from managing capital projects to coordinating production at mills. Mr. Ansari graduated from Colgate University with a bachelor’s degree in Physics and from Washington University with a bachelor’s degree in Chemical Engineering. Mr. Ansari is also a graduate of the Harvard Graduate School of Business Administration.
•James Marchetti, Executive Vice President of PRIMECAP Management Company. Mr. Marchetti joined PRIMECAP Management Company in September 2005. In 2004, he worked as a product analyst in Fidelity Investment's Strategic Investments group. From 1996 to 2003, he ran the software division of IntelliSense, a start-up acquired by Corning Inc. in 2001. Mr. Marchetti graduated from Massachusetts Institute of Technology with a bachelor’s degree in Chemical Engineering and holds an MBA degree from MIT-Sloan School of Management.
•Anil Gopala, Senior Vice President of PRIMECAP Management Company. Mr. Gopala joined PRIMECAP Management Company in May 2005. In 2004, he was an associate at Deutsche Bank. Previously, he spent five years with the consulting firm Charles River Associates. From 1996 to 1999, he was a consultant at A.D. Little. Mr. Gopala holds an MBA from the MIT Sloan School of Management, a master's degree in Chemical
11

Engineering from MIT, and a bachelor's from Indian Institute of Technology, Chennai. Mr. Gopala is a CFA® charterholder.
•Greg T. Molinelli, Executive Vice President of PRIMECAP Management Company. Mr. Molinelli joined PRIMECAP Management Company in March 2008. From 2005 to 2008, he was an equity analyst at GSO Capital Partners and Trust Company of the West where he followed the industrial sector. Previously, Mr. Molinelli was a financial analyst in the investment banking division of Banc of America Securities. Mr. Molinelli holds a bachelor’s degree in economics from Tufts University and an MBA from the Stanford Graduate School of Business.
•Jared N. Herzikoff-Cornell, Senior Vice President of PRIMECAP Management Company. Mr. Herzikoff-Cornell joined PRIMECAP Management Company in September 2010. From 2005 to 2008, he was an analyst at K Capital Partners covering domestic and Western European equities. Previously, he spent three years as an analyst in Morgan Stanley’s investment banking division. Mr. Herzikoff-Cornell graduated from the University of California, Berkeley with a bachelor’s degree in Business Administration and also has an MBA from the Wharton School of the University of Pennsylvania.
•Shanshan Jiang, Senior Vice President of PRIMECAP Management Company. Ms. Jiang joined PRIMECAP Management Company in September 2013. From 2007 to 2011, she was an analyst in the healthcare group at J.P. Morgan. Ms. Jiang graduated from Harvard College with a bachelor’s degree in economics and is a graduate of Harvard Business School.
Each portfolio manager has managed the Fund since its inception.
The Trust’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

12

Buying and Selling Fund Shares
Fund shares are listed for secondary trading on the Exchange. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice.
The trading prices of Fund shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund's NAV, which is calculated at the end of each business day. Fund shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of Fund shares. The trading prices of Fund shares may deviate significantly from the Fund's NAV during periods of market volatility. Given, however, that shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.
Frequent Purchases and Redemptions of Fund Shares
Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded), frequent trading of shares of the Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains by the Fund, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. APs are authorized to purchase and redeem the Fund’s shares directly with the Fund. Because these trades are typically effected in-kind (i.e., for securities, and not for cash), they generally do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Fund.

Portfolio Holdings Disclosure
The Fund's portfolio holdings disclosure policy is described in the SAI. In addition, the identities and quantities of the securities held by the Fund are disclosed on the Fund's website.

Dividends, Distributions, and Taxes
Dividend Reinvestment Service
Distributions may be reinvested automatically in additional whole Fund shares only if the broker through which an investor purchased Fund shares makes such option available. Without this option, investors would receive their distributions in cash. In order to achieve the maximum potential total return on their investments, investors are encouraged to use the reinvestment service, if available. To determine whether the reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Fund Dividends and Distributions
The Fund intends to pay out dividends, if any, annually and distribute any net capital gains to its shareholders annually. The Board of Trustees may decide to pay dividends and distributions more frequently.
Tax Information
13

The following discussion is very general and does not address taxation of investors subject to special rules, such as investors who hold shares in the Fund through an individual retirement account, a 401(k) plan, or other tax-advantaged account. The SAI contains further information about taxes. Consult your own advisors about federal, state, and local taxation of distributions from the Fund.
Distributions made by the Fund will normally be taxable to shareholders for federal income tax purposes whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or “qualified dividend income.” Distributions from the Fund’s net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains for federal income tax purposes regardless of the length of time shares of the Fund have been held. Noncorporate shareholders ordinarily pay tax at reduced rates on long-term capital gain.
A portion of the dividends received from the Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders. Distributions of investment income that the Fund reports as “qualified dividend income” may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied.
Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December.
You may receive distributions from the Fund that are attributable to appreciation in the Fund’s portfolio securities that occurred before you made your investment in the Fund. This appreciation may or may not have been realized by the Fund before you made your investment in the Fund. You may also receive distributions of income that was realized by the Fund before you made your investment in the Fund. Unless you purchase shares through a tax-advantaged account, these distributions will be taxable to you even though the appreciation or income may have been reflected in the market price you paid for Fund shares and may therefore economically represent a return of a portion of your investment.
The Fund will inform you annually of the amount and nature of its distributions.
If you sell Fund shares, it is generally considered a taxable event.
A Medicare contribution tax is imposed at the rate of 3.8% on all or a portion of the net investment income of U.S. individuals with income exceeding specified thresholds, and on all or a portion of the undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the sale of Fund shares.
The Fund may be required to withhold federal income tax (backup withholding) from dividend payments and distributions if you fail to furnish your Social Security or Tax Identification Number, fail to certify that the Social Security or Tax Identification Number you provided is correct, or fail to certify that you are not subject to backup withholding. The backup withholding rate is currently 24%.
Ordinary dividends and certain other payments made by the Fund to a non-U.S. shareholder are subject to withholding of federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Ordinary dividends that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends” are generally exempt from such withholding. In general, the Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest and the Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax described in this paragraph.
Unless certain non-U.S. entities that hold shares comply with Internal Revenue Service requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
14

Dividends and interest earned by the Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries. The Fund does not anticipate that it will be eligible to pass through any such taxes to investors for the purpose of claiming a foreign tax credit.
An AP that exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of any cash paid by the AP for such Creation Units. An AP that redeems Creation Units will generally recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units and the sum of the aggregate market value of any securities received by the AP plus the amount of any cash received by the AP in exchange for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Similarly, any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares of the Fund comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized by an AP upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year, and otherwise will be short-term capital gain or loss. Any capital gain or loss realized by an AP upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares of the Fund comprising the Creation Units have been held for more than one year, and otherwise, will generally be short-term capital gain or loss. Any capital loss realized by an AP upon a redemption of Creation Units held for 6 months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).
The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares of the Fund so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in any securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares of the Fund so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.
Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Distribution
Quasar Distributors, LLC is located at 190 Middle Street, Suite 301, Portland, Maine 04101, and is the distributor for the shares of the Fund (the “Distributor”). The Distributor is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No payments pursuant to the Plan will be made through at least the next twelve months of operation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

15

Premium/Discount Information
Information regarding how often shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.primecap.com.

16

Financial Highlights
The Fund had not commenced operations prior to the date of this Prospectus and therefore does not have financial information.
17

Investment Advisor
PRIMECAP Management Company
177 E Colorado Boulevard, 11th Floor
Pasadena, California 91105

Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank National Association Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 South Figueroa Street, Suite 900
Los Angeles, California 90017

Counsel to the Trust and Independent Trustees
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626

18

PRIMECAP Management Company
PRIVACY NOTICE
Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:
◦Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and Social Security number).
◦Information an investor may give the Advisor or the Trust orally.
◦Information about the amount investors have invested in an account.
◦Information about any bank account investors may use for transfers between a bank account and a shareholder account.
The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.
Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.
The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

19

PRIMECAP Odyssey Funds
PRIMECAP Odyssey Discovery ETF

You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports and Form N-CSR
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The SAI, shareholder reports, and other information such as financial statements are available free of charge on the Fund’s website at www.primecap.com. You can obtain a free copy of the SAI, shareholder reports, and financial statements, request other information, or make general inquiries about the Fund by calling the Fund at 1-877-ETF-SPMC (1-877-383-7762) or by writing to:

PRIMECAP Odyssey Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219258
Kansas City, Missouri 64121-9258

Reports and other information about the Fund are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-21597.)

20

PRIMECAP Odyssey Discovery ETF
Ticker: POMG
Listed on NYSE ARCA

STATEMENT OF ADDITIONAL INFORMATION
June 20, 2026

The PRIMECAP Odyssey Discovery ETF (the “Fund”) is a series of PRIMECAP Odyssey Funds (the “Trust”) c/o U.S. Bancorp Fund Services, LLC, P.O. Box 219252, Kansas City, Missouri 64121-9252.

1-877-ETF-SPMC
(1-877-383-7762)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of PRIMECAP Odyssey Discovery ETF dated June 20, 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Fund’s Prospectus, Form N-CSR filing (when available), and Annual and Semi-Annual Report to Shareholders (when available) may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.primecap.com. The Fund had not commenced operations as of the date of this SAI and therefore did not have any financial information to report for the October 31, 2025 fiscal year end.

THE TRUST
PRIMECAP Odyssey Funds (the “Trust”) is a professionally managed, open‑end, management investment company with multiple funds available for investment and is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or “Investment Company Act”). The Trust was organized as a statutory trust under the laws of Delaware on June 8, 2004, and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. Currently, the Trust offers shares of four series. This SAI relates to the PRIMECAP Odyssey Discovery ETF. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.
INVESTMENT RESTRICTIONS
The investment restrictions described below apply to the Fund. Fundamental investment restrictions may not be changed without approval by the shareholders of a majority of the relevant Fund’s outstanding shares. If the Trust’s Board of Trustees determines, however, that the Fund’s investment objective can best be achieved by a substantive change in a non‑fundamental investment policy or strategy, the Trust’s Board may make such change without shareholder approval and will disclose any such material change in the then‑current Prospectus. Any policy that is not specified in the Fund’s Prospectus or in the SAI as being fundamental is non-fundamental.
If a percentage limitation described below is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund, or redemptions of shares will not constitute a violation of such limitation, except for investment restriction (2) below.
Fundamental Investment Restrictions
The Fund has adopted the fundamental investment restrictions below. These restrictions may not be changed without the majority approval of the shareholders. As a matter of fundamental policy, the Fund may not do any of the following:
(1) Purchase the securities of issuers conducting their principal business activities in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would be 25% or more of the current value of the Fund’s total assets, provided that there is no limitation with respect to investments in U.S. Government obligations and repurchase agreements secured by such obligations.
(2) Borrow money or issue senior securities as defined in the 1940 Act, except (a) with regard to senior securities, as permitted pursuant to an order or a rule issued by the Securities and Exchange Commission (the “Commission”); (b) the Fund may borrow from banks up to 15% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 15% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (c) the Fund may make short sales of securities; and (d) the Fund may enter into reverse repurchase agreements.
(3) Purchase or sell real estate (other than securities issued by companies that invest in real estate or interests therein).
(4) Purchase commodities or commodity contracts, except that the Fund may enter into forward currency exchange transactions and futures contracts and may write call options and purchase call and put options on futures contracts, in accordance with its investment objective and policies.

(5) Purchase securities on margin (except for short‑term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures, and options on futures).
(6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.
(7) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.
(8) Lend money or portfolio securities, except that the Fund may lend portfolio securities to or enter into repurchase agreements with certain brokers, dealers, and financial institutions aggregating up to 33‑1/3% of the current value of the lending Fund’s total assets.
(9) Pledge, mortgage, or hypothecate more than 15% of its net assets.
The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies and risks of the Fund.
Non-Diversification
The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act as to how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. See “Federal Tax Information” below. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS
Common Stock
The Fund mainly invests in common stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock. Common stock is subject to the market and other risks described in the Prospectus.
Preferred Stock
The Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Dividends on some preferred stock may be “cumulative” (requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock), non‑cumulative, participating (i.e., a type of preferred stock that gives the holder the right to receive dividends at the stated rate as well as an additional dividend based on some predetermined condition), or auction rate (i.e., dividends are reset periodically through an auction process). If interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of the preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights. The rights of preferred stock on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with the corporation’s debt securities.
Sector Focus
Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
Other Investment Companies
The Fund may also invest in securities issued by other investment companies (each, an “Underlying Fund”), including (to the extent permitted by the 1940 Act or Commission rules) other investment companies managed by PRIMECAP Management Company (the “Advisor” or “PRIMECAP Management Company”. The Fund may also invest in securities issued by other investment companies by purchasing the securities of certain foreign investment funds or trusts treated as passive foreign investment companies for U.S. federal income tax purposes.
The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and Commission rules. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may acquire securities of an Underlying Fund in amounts which, as determined immediately after the acquisition is made, do not exceed (i) 3% of the total outstanding voting stock of such Underlying Fund, (ii) 5% of the value of the Fund’s total assets, and (iii) 10% of the value of the Fund’s total assets when combined with all other Underlying Fund securities held by the Fund. The Fund may exceed these statutory limits when permitted by Commission order or other applicable law, rule or regulatory guidance, such as is the case with money market funds and many ETFs. In October 2020, the Commission adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, in part, the rescission of certain Commission exemptive orders permitting investments in excess of the statutory limits, the withdrawal of certain related Commission staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act, which permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Rule 12d1-4, among other things, (1) applies to both “acquired funds” and “acquiring funds,” each as defined under the rule; (2) includes limits on control and voting of acquired funds’ shares; (3) requires that the investment advisers of acquired funds and acquiring funds relying on the rule make certain specified findings based on their evaluation of the relevant fund of funds structure; (4) requires acquired funds and acquiring funds that are relying on the rule, and which do not have the same investment adviser, to enter into fund of funds investment agreements, which must include specific terms; and (5) includes certain limits on complex fund of funds structures.
Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and Commission rules adopted pursuant to the 1940 Act, the Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:
•The Fund may own an unlimited amount of the securities of any registered open-end fund or registered unit investment trust that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered unit investment trusts in reliance on certain sections of the 1940 Act.

•The Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:
i.the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;
ii.each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and
iii.the Fund is obligated either to (a) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions; or (b) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.
Underlying Funds typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile, and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.
Under certain circumstances, an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Advisor determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.
Investment decisions by the investment advisors to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.
Exchange Traded Funds
The Fund may invest in ETFs. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invest in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”). Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As purchasers of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.
Market Conditions
Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in various countries and regions; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; pandemics, epidemics and other similar circumstances in one or more countries or regions; China’s economic slowdown; expansion of government deficits and debt; bank failures; higher inflation; military conflicts and wars, including Russia's invasion of Ukraine and conflicts among nations and militant groups in the Middle East; and the increase in protectionist trade policies, including the imposition of tariffs and trade barriers. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the value and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will reoccur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. Raising the ceiling on U.S. Government debt and passing periodic legislation to fund the U.S. Government have become increasingly politicized. Any failure to do either could lead to a default on U.S. Government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere, and the Fund’s investments.
Rates of inflation have risen in recent years. Inflation has affected the global economy and global financial markets. Inflation occurs when prices increase and the purchasing power of money decreases. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a portfolio’s assets can decline as can the value of a portfolio’s distributions.
Advancements in technology, including the rapid development and increased regulation of artificial intelligence, may adversely impact markets and liquidity. As artificial intelligence becomes more widely utilized, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be predicted, which could adversely impact the performance of the Fund’s investments.
Changing interest rate environments (whether downward or upward) impact various sectors of the economy and asset classes in different ways. For example, low interest rate environments tend to be positive for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and equity prices. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.

Warrants, Rights, and Convertible Securities
The Fund may invest in warrants and rights in connection with investment in other securities or separately. A warrant gives the holder the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. The prices of warrants and rights tend to be more volatile than the price of the underlying stock, and if at a warrant’s or right’s expiration date the stock is trading at a price below the price set in the warrant or right, the warrant or right will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, the holder can acquire the stock at a price below its market value. As a result of speculation or other factors, the prices of warrants and rights do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants or rights on securities in which the Fund may invest directly. The market for warrants or rights may be very limited, and it may be difficult to sell them promptly at an acceptable price.
The Fund may invest in convertible securities. A convertible security may be a fixed income debt security or preferred stock and may be converted at a stated price or stated rate within a specified period of time into a certain quantity of the common stock of the same or another issuer. A convertible security, while usually subordinated to nonconvertible debt securities of the same issuer, is senior to common stock in an issuer’s capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream (generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer’s common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the issuer’s common stock as well as changes in interest rates. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not experience market value declines to the same extent as the underlying common stock. Convertible securities are purchased by the Fund primarily for their equity characteristics and are not subject to rating criteria.
Foreign Securities
The Fund invests only in stocks that trade in the U.S. The Fund does not invest in American Depository Receipts (“ADRs”) or other depository receipts. The Fund may invest in securities of non-U.S. issuers. The Fund’s investments in securities and instruments in foreign markets involve substantial risks not typically associated with investments in U.S. securities. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and thereby impact the Fund’s total return on such assets. The Fund may utilize options and forward contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.
Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such securities.
To the extent the Fund invests in one or more countries, regions, sectors or industries, or in a limited number of issuers, the Fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets.
Developments in the China Region. Although China’s economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. In particular, the growth rate of China’s economy had slowed over the years leading up to the global economic recession in 2020. China’s economy rebounded in 2021 as China recovered from the COVID-19 pandemic, but China’s economy grew at a slower rate in 2022 through 2024 than any year in the decade leading up to 2020. It remains unclear though whether these trends will continue in the future. In addition, China’s economic slowdown has negatively impacted the once rapidly growing Chinese real estate market, leading to the financial collapse of China’s largest real estate company. The slowdown in China’s real estate market has also resulted in local Chinese governments facing high levels of debt and fewer viable means to raise revenue, especially with the fall in demand for housing.
Despite attempts to restructure its economy towards consumption, China remains heavily dependent on exports. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on both the Chinese economy and Chinese companies. Additionally, Chinese actions to lay claim to disputed islands have caused relations with certain of China’s trading partners to suffer, and could cause further disruption to regional and international trade. From time to time, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.
Europe - Recent Events. Most developed countries in Western Europe are members of the European Union (the “EU”), and many are also members of the European Monetary Union (“EMU”). Most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any of these EMU restrictions or controls, as well as any of the following events in Europe, may have a significant impact on the economies of some or all European countries: (i) the default or threat of default by an EU member country on its sovereign debt, (ii) economic recession in an EU member country, (iii) changes in EU or governmental regulations on trade, (iv) changes in currency exchange rates of the euro, the British pound, and other European currencies, (v) changes in the supply and demand for European imports or exports, and (vi) high unemployment rates. In the recent past, European financial markets have experienced volatility and adverse trends due to concerns about economic downturns and/or rising government debt levels in certain European countries, which in turn negatively affected the euro’s exchange rate. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. In the event that an EMU member defaults on its sovereign debt or exits from the EMU, especially if either such event occurs in a disorderly manner, the default or exit may adversely affect the value of the euro as well as the performance of other European economies and issuers.

Adverse economic and political events in one European country, including war, may have adverse effects across Europe. For example, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, remain unknown, but these events could have a significant adverse impact on Europe’s overall economy.
United Kingdom Exit from the EU. On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the EU (commonly referred to as “Brexit”) and, after a transition period, left the EU single market and customs union under the terms of a new trade agreement, effective January 1, 2021. The effects of Brexit are also being shaped by the trade agreements that the UK negotiates with other countries and will depend largely upon the UK’s ability to negotiate favorable terms with the EU regarding trade and market access. Although the longer term political, regulatory, and economic consequences of Brexit are uncertain, Brexit has caused volatility in UK, EU, and global markets. The potential negative effects of Brexit on the UK and EU economies and the broader global economy could include, among others, business and trade disruptions, increased volatility and illiquidity, currency fluctuations, and potentially lower economic growth of markets in the UK, EU, and globally, which could negatively impact the value of the Fund’s investments. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations while the relationship between the UK and EU continues to be defined and the UK determines which EU laws to replace or replicate.
Russia’s Invasion of Ukraine. Russia has attempted to assert its influence in Eastern Europe in the recent past through economic and military measures, including military incursions into Georgia in 2008 and eastern Ukraine in 2014, heightening geopolitical risk in the region and tensions with the West. On February 24, 2022, Russia initiated a large-scale invasion of Ukraine resulting in the displacement of millions of Ukrainians from their homes, a substantial loss of life, and the widespread destruction of property and infrastructure throughout Ukraine. In response to Russia’s invasion of Ukraine, the governments of the United States, Canada, Japan, the EU, the UK, and many other nations joined together to impose heavy economic sanctions on certain Russian individuals, including its political leaders, as well as Russian corporate and banking entities and other Russian industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood, and vodka. The EU, the UK and other countries have also placed restrictions on certain oil, energy, and luxury goods imports from Russia. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy.
General. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets. The Fund may also be susceptible to these events to the extent that the Fund invests in municipal obligations with credit support by non-U.S. financial institutions.

Options and Other Derivatives
The Fund may use a variety of derivative financial instruments to hedge its investments and to enhance its income or manage its cash flow (“derivatives”). A derivative financial instrument is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (such as an interest rate or currency exchange rate), security, commodity, or other asset. In addition to the derivatives briefly described below, PRIMECAP Management Company may discover additional opportunities in connection with options and other hedging techniques. These new opportunities may become available as PRIMECAP Management Company develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new options, or other techniques are developed. PRIMECAP Management Company may utilize these opportunities with the Fund to the extent that they are consistent with the Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Prospectus and this SAI will be supplemented in the event that new products or techniques involve materially different risks than those described below or in the Prospectus.
The use of derivatives is subject to applicable regulations of the Commission, the several options exchanges upon which they are traded. In addition, the Fund’s ability to use derivatives may be limited by tax considerations. See “Federal Tax Information.” The regulation of commodity and derivatives transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory, and judicial action. In October 2020, the Commission adopted Rule 18f-4 under the 1940 Act (the “Derivatives Rule”), which provides an updated, comprehensive framework for registered investment companies’ use of derivatives. The Derivatives Rule requires investment companies that enter into derivatives transactions and certain other transactions that create future payment or delivery obligations to, among other things, (i) comply with a value-at-risk (“VaR”) leverage limit, and (ii) adopt and implement a comprehensive written derivatives risk management program. These and other requirements apply unless (a) the fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets, or (b) the fund does not engage in derivatives transactions as defined in the Derivatives Rule. As of the date of this SAI, the Fund does not engage in derivatives transactions that require compliance with the Derivatives Rule. PRIMECAP Management Company monitors the Fund’s investments to ensure that the Fund does not engage in derivatives transactions without complying with the requirements of the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors. The Derivatives Rule may not be effective to limit a fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a fund’s derivatives or other investments. The effect of any future regulatory change on the Fund is impossible to predict but could adversely affect the value, availability, and performance of derivatives, make them more costly, and limit or restrict their use by the Fund.
Options on Equity Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on Securities Indexes. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.
Foreign Currency Options. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund may use foreign currency options separately or in combination to control currency volatility. Among the strategies that may be employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally the put option will have an out‑of‑the‑money strike price, while the call option will have either an at‑the‑money strike price or an in‑the‑money strike price.
Hedging Strategies. Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a derivative intended partially or fully to offset potential declines in the value of one or more investments held by the Fund. Thus, in a short hedge, the Fund takes a position in a derivative whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. Alternatively, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.
Conversely, a long hedge is a purchase or sale of a derivative intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a derivative whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increases above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.
Derivatives on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Derivatives on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Derivatives on debt securities may be used to hedge either individual securities or broad fixed income market sectors.
Special Risks of Options and Other Derivatives. The use of derivatives involves special considerations and risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, and others described below. In addition, derivatives expose the Fund to additional risks such as operational risk (such as documentation issues and settlement issues) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Successful use of most derivatives depends in part upon the Advisor’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying securities, currency, or interest rate, which requires different skills than predicting changes in the price of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.
There might be imperfect correlation, or even no correlation, between the price or price movements of a derivative and the price or price movements of the investments being hedged. For example, if the value of a derivative used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which derivatives are traded. The effectiveness of any hedge using derivatives on an index will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Advisor projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative. Moreover, if the price of the derivative declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.
Certain derivatives transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of a default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of bankruptcy.
Furthermore, if the Fund were unable to close out its positions in such derivatives, it might be required to make margin payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a derivative prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
Derivatives may be purchased on established exchanges (“exchange-traded” derivatives) or through privately negotiated transactions (“over-the-counter” derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative transaction bears the risk that the counterparty will default. Accordingly, PRIMECAP Management Company will consider the creditworthiness of counterparties to over-the-counter derivative transactions in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
Derivatives may be difficult to value or may be valued subjectively. Inaccurate valuations can result in increased payment requirements to counterparties or a loss of value to the Fund.

Derivatives used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. If the Fund enters into a derivatives transaction as an alternative to purchase or selling other investments, the Fund will be exposed to the same risks that are incurred in purchasing or selling the other investments directly as well as the risks of the derivatives transaction itself.
Repurchase Agreements
The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, which may be viewed as a type of secured lending, the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully secured by collateral in the possession of the Fund’s Custodian based on values that are marked to market daily. The Fund will enter into repurchase agreements only with financial institutions that, in the judgment of PRIMECAP Management Company, present minimal risk of bankruptcy during the term of the agreement. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund’s disposition of the security may be delayed or limited. Repurchase agreements maturing in more than seven days are typically considered illiquid securities.
Illiquid Securities
The Fund may invest in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities. Illiquid securities may be difficult to value, and the Fund may have difficulty or be unable to dispose of such securities promptly or at reasonable prices.
Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. If otherwise consistent with its investment objective and policies, the Fund may purchase restricted securities. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers Automated Quotations (“Nasdaq”). An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund’s inability to dispose of such securities promptly or at favorable prices.
Rule 22e-4 under the 1940 Act requires, among other things, that the Fund establish a liquidity risk management program (“LRMP”) that is reasonably designed to assess and manage liquidity risk. Rule 22e-4 defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund has implemented a LRMP to meet the relevant requirements. Additionally, the Board, including a majority of the Independent Trustees, approved the designation of the Advisor as the Fund’s LRMP administrator to administer such program and will review no less frequently than annually a written report prepared by the Advisor that addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation. Among other things, the LRMP provides for the classification of the Fund investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The liquidity risk classifications of the Fund’s investments are determined after reasonable inquiry and taking into account relevant market, trading, and investment-specific considerations. To the extent that the Fund investment is deemed to be an “illiquid investment” or a “less liquid investment,” the Fund can expect to be exposed to greater liquidity risk. There is no guarantee the LRMP will be effective in its operations, and complying with Rule 22e-4, including bearing related costs, could impact the Fund’s performance and its ability to seek its investment objective.
The Fund will not purchase illiquid securities if, as a result of the purchase, more than 15% of the Fund’s net assets are invested in such securities. If at any time a portfolio manager and/or the Advisor determines that the value of illiquid securities held by the Fund exceeds 15% of the Fund’s net assets, the Fund’s portfolio managers and the Advisor will take such steps as they consider appropriate to reduce the percentage as soon as reasonably practicable.
Borrowings
The Fund may borrow from banks up to 15% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 15% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exist). Under the provisions of the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the Fund’s asset coverage for borrowings falls below 300% of the amount borrowed, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing for investment purposes is generally known as “leveraging.” Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.
The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, which are considered to be borrowings under the 1940 Act. Whenever the Fund enters into a reverse repurchase agreement, it will either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR based limit on leverage risk. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.
Loans of Portfolio Securities
The Fund may lend securities from its portfolio to brokers, dealers, and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan are maintained with the Fund. In determining whether to lend a security to a particular broker, dealer, or financial institution, the Advisor will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer, or financial institution. While no Fund currently lends its portfolio securities, or has any present intention to lend portfolio securities having an aggregate value in excess of 10% of the current value of the Fund’s total assets, the Fund reserves the right to lend portfolio securities having an aggregate value of up to 33‑1/3% of the current value of the Fund’s total assets. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed‑upon fee from a borrower that had delivered cash-equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund’s or the borrower’s option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund or the Advisor.
Short Sales
The Fund may engage in “short sales against-the-box.” This technique involves selling either a security that the Fund owns or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against-the-box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.
Temporary Investments
The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.
When Issued Securities and Forward Commitments
The Fund may purchase securities on a “when issued” basis and may also purchase or sell securities on a “forward commitment” basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the price obtained in a transaction may be less favorable than the price available in the market when the securities delivery takes place. The Fund does not intend to engage in when issued purchases and forward commitments for speculative purposes.
The Fund will not start earning interest or dividends on when issued securities until they are received. The value of the securities underlying a when issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities.

A transaction in securities on a “when issued” or “forward commitment” basis would be deemed not to involve a senior security (i.e., it will not be considered a derivatives transaction or subject to asset segregation requirements), provided that (i) the Fund intends to physically settle the transaction, and (ii) the transaction will settle within 35 days of its trade date. If such a transaction were considered to be a derivatives transaction, it would be subject to the requirements of the Derivatives Rule described in the “Options and Other Derivatives” section of this SAI.
Cybersecurity
Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber attacks affecting the Fund, the Advisor, the Fund’s Custodian, the Fund’s Transfer Agent, intermediaries, and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such portfolio companies to lose value.
Special Purpose Acquisition Companies (“SPACs”)
The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential merger or acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the “de-SPAC Transaction”). If a de-SPAC Transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. Until a de-SPAC transaction is completed, a SPAC generally invests its assets in U.S. Government securities, money market securities, and cash.
As SPACs and similar entities generally have no operating history or ongoing business other than seeking mergers or acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable de-SPAC Transaction. Certain SPACs may pursue mergers or acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded either in the over-the-counter market or on an exchange, may be considered illiquid, may be more difficult to value, and/or may be subject to restrictions on resale. An investment in a SPAC is subject to a variety of additional risks, including that (i) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (ii) an acquisition or merger, once effected, may prove unsuccessful and an investment in the SPAC may lose value; (iii) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (iv) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (v) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (vi) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Portfolio Turnover
As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. While portfolio turnover is impossible to predict, the Fund anticipates that its annual portfolio turnover will be less than 50%. A high turnover rate for the Fund’s portfolio may involve correspondingly greater transaction costs in the form of brokerage commissions and dealer spreads, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when PRIMECAP Management Company deems portfolio changes appropriate.
Portfolio Holdings Policy
The Trust has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and characteristics, which are described below.
On each business day, before commencement of trading in shares on the Exchange, the Fund will disclose on its website the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of that business day.
In addition, each business day, the Fund’s portfolio holdings information will be provided to the Fund’s transfer agent or other agents for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including large institutional investors (known as “Authorized Participants”) that have been authorized to purchase and redeem large blocks of shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.
Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund in the ordinary course of business, no earlier than one business day following the date of the information. The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers and service providers to the Fund, including Authorized Participants and pricing services.

MANAGEMENT
The Trustees are responsible for the overall management of the Trust, including establishing the Fund’s policies and general supervision and review of its investment activities. The Trust’s officers, who administer the Fund’s daily operations, are appointed by the Board of Trustees.
Officers and Trustees
Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each executive officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, California 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Joel P. Fried Age: 64	Co-Chief Executive Officer and Trustee	Indefinite; Since September 2004	Chairman, Director, and Portfolio Manager, PRIMECAP Management Company.
Alfred W. Mordecai Age: 58	Co-Chief Executive Officer and Trustee	Indefinite; Since October 2012	President, Director, and Portfolio Manager, PRIMECAP Management Company.
Michael J. Ricks Age: 48	Chief Administrative Officer and Secretary	Indefinite; Since March 2011
Vice President, PRIMECAP Management Company, Director of Fund Administration, PRIMECAP Management Company (since March 2011); Chief Compliance Officer, PRIMECAP Odyssey Funds (February 2019 - February 2020); Chief Compliance Officer, PRIMECAP Management Company (March 2019 - March 2020).

Jennifer Ottosen Age: 66	Chief Compliance Officer, AML Compliance Officer	Indefinite; Since February 2020
Chief Compliance Officer, PRIMECAP Odyssey Funds (February 2020 - Present); Chief Compliance Officer, PRIMECAP Management Company (March 2020 - present); Sr. Compliance Officer, PRIMECAP Management Company (May 2019 to March 2020).

Julietta Martikyan Age: 42	Chief Financial Officer and Treasurer	Indefinite; Since December 2023
Deputy Head of Operations (Since July 2024); Director of Administration and Compliance, PRIMECAP Management Company (October 2021-July 2024); Vice President, U.S. Bank Global Fund Services (February 2010-October 2021).

Nicole Hunter Age: 48	Vice President	Indefinite; Since March 2026
Head of ETF Capital Markets (since January 2026), PRIMECAP Management Company; ETF Business Consultant, Self-Employed (June 2025 – February 2026); Head of ETF Capital Markets, Dimensional Fund Advisors (October 2020 – March 2025).

“Independent” Trustees. The table below sets forth certain information about each of the Trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, California 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Elizabeth D. Obershaw Age: 66	Chair of the Board and Trustee	Indefinite; Since June 2008	Consultant; Formerly, Managing Director, Horsley Bridge Partners, an investment advisor	4	None
Wayne H. Smith Age: 85	Trustee	Indefinite; Since September 2004	Retired; private investor	4	None
Joseph G. Uzelac Age: 81	Trustee	Indefinite; Since October 2007	Retired; private investor	4	None
Michael Glazer Age: 85	Trustee	Indefinite; Since October 2019	Retired; Formerly, Partner and Senior Counsel, Morgan, Lewis & Bockius LLP	4	None
Steven Paul Cesinger Age: 63	Chair of the Audit Committee and Trustee	Until 2039;[2] Since October 2023	Global Co-Founder and Chief Capital Officer, Valor Hospitality Partners, a hospitality acquisition development and management company; Chairman of the Board of Valor Hospitality Holdings, LLC	4	None
Kelly Meldrum Age: 62	Trustee	Until 2040;[2] Since December 2025	Retired; Formerly, Partner, Adams Street Partners, an investment advisor	4	None
Jeremiah O’Connor Age: 66	Trustee	Until 2036;[2] Since December 2025	Retired; Formerly, Managing Director, Stifel Nicolaus, an investment bank and brokerage firm	4	None
Alan Sorkin Age: 65	Trustee	Until 2037;[2] Since December 2025	Managing Director, Teatown Lake Reservation, Inc., an accredited land trust	4	None
1 Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
2 The Board has adopted a policy setting a retirement date for Trustees of December 31 of the year in which each Trustee reaches age 77 (a “Retirement Date”). A Trustee may continue to serve for one or more additional successive one-year terms after the Retirement Date, in the discretion of the Board. The policy applies to any Trustees first appointed by the Board or elected by shareholders after October 1, 2023.

“Interested” Trustees. The table below sets forth certain information about the Trustees of the Trust who are “interested persons” of the Trust as defined by the 1940 Act (“Interested Trustees”). The address for the Interested Trustees is 177 East Colorado Boulevard, 11th Floor, Pasadena, California 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[1]	Other Directorships Held by Trustee
Joel P. Fried[2] Age: 64	Co-Chief Executive Officer and Trustee	Indefinite; Since September 2004	President, Director, and Portfolio Manager, PRIMECAP Management Company	4	None
Alfred W. Mordecai[2] Age: 58	Co-Chief Executive Officer and Trustee	Until 2045;[3] Since October 2023	Vice Chairman, Director, and Portfolio Manager, PRIMECAP Management Company	4	None
1 Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
2 Messrs. Fried and Mordecai are “interested persons” of the Trust, as defined by the 1940 Act, because of their employment with PRIMECAP Management Company, the investment advisor to the Trust.
3 The Board has adopted a policy setting a retirement date for Trustees of December 31 of the year in which each Trustee reaches age 77 (a “Retirement Date”). A Trustee may continue to serve for one or more additional successive one-year terms after the Retirement Date, in the discretion of the Board. The policy applies to any Trustees first appointed by the Board or elected by shareholders after October 1, 2023.
The Board of Trustees
The Board of Trustees has responsibility for the overall management and operations of the Trust. The Board establishes the Trust’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust.
The current Trustees were selected with a view towards establishing a Board that would have the broad experience needed to oversee a registered investment company comprised of multiple series. As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.
The Trustees were selected to join the Board based upon the following factors, among others: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; as to each Trustee other than Messrs. Fried and Mordecai satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act and, as to Messrs. Fried and Mordecai, their positions with PRIMECAP Management Company, the investment advisor to the Trust. In addition, the following specific experience, qualifications, attributes, and/or skills apply as to each Trustee: Ms. Obershaw, senior executive experience with Horsley Bridge Partners, an investment advisor (2007 - 2021), and experience as chief investment officer of Hewlett-Packard Company, a publicly traded operating company (1991 - 2007); Mr. Smith, executive and financial officer experience with Avery Dennison Corporation, a publicly traded operating company (1979 - 2002); Mr. Uzelac, executive experience with Lehman Brothers Global Investment Bank, an investment bank and brokerage firm (1988 - 2007); Mr. Glazer, legal experience with registered investment companies as a partner and senior counsel with Morgan, Lewis & Bockius LLP (2014 - September 2019) and other law firms (1988 - 2014); Mr. Cesinger, senior executive and financial office experience with Valor Hospitality Partners (2012 - 2025); Ms. Meldrum, senior executive experience with Adams Street Partners (2005 - 2023) and other investment management and analyst roles (1987 - 2005); Mr. O’Connor, executive experience in managing director and senior managing director roles with Stifel Nicholas (2009 - 2025) and Bear Stearns (2000 - 2009), each an investment bank and brokerage firm; Mr. Sorkin, senior executive roles in client management and operations with Barclays Investment

Bank (2008 - 2014) and Lehman Brothers Global Investment Bank (1995 - 2008), each an investment bank and brokerage firm; Mr. Fried, investment management experience as an executive and portfolio manager with PRIMECAP Management Company (1986 - present); and Mr. Mordecai, investment management experience as an executive and portfolio manager with PRIMECAP Management Company (1997 - present).
In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition, seeking to ensure that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust. The summaries set forth above as to the qualifications, attributes, and skills of the Trustees are required by the registration form adopted by the Commission, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.
The Independent Trustees comprise 80% of the Board, and Elizabeth D. Obershaw, an Independent Trustee, serves as Chairman of the Board. The Chairman serves as a key point person for dealings between the Trust’s management and the other Independent Trustees. As noted below, through the committees of the Board, the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its organization and leadership structure are appropriate in light of its fiduciary and oversight obligations and the special obligations of the Independent Trustees. The Board believes that its structure facilitates the orderly and efficient flow of information to the Independent Trustees from management.
Board Committees
Audit Committee. The Board of Trustees has an Audit Committee which oversees the Trust’s accounting and financial reporting policies and practices and its internal controls, and the quality and objectivity of the Trust’s financial statements and the audit thereof. The Committee also acts as the Trust’s “qualified legal compliance committee.” The Audit Committee currently consists of each of the Independent Trustees. The Audit Committee met twice during the Fund’s fiscal year ended October 31, 2025.
Nominating and Governance Committee. The Board of Trustees has a Nominating and Governance Committee (the “Nominating Committee”) which is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Nominating Committee is also responsible for reviewing policy matters affecting the operation of the Board and Board Committees and makes such recommendations to the Board as deemed appropriate by the Nominating Committee. The Nominating Committee is comprised of each of the Independent Trustees. The Nominating Committee met three times during the Fund’s fiscal year ended October 31, 2025.
The Board has adopted the following procedures by which shareholders may recommend nominees to the Board of Trustees. While the Nominating Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee (1) beneficially owns more than 5% of the Trust’s voting shares; (2) has held such shares continuously for two years; and (3) is not an adverse holder (i.e., the shareholder or shareholder group has acquired such shares in the ordinary course of business and not with the purpose nor with the effect of changing or influencing the control of the Trust). Such suggestions must be sent in writing to the Trust’s Secretary and must be accompanied by the shareholder’s contact information, the nominee’s contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, as amended, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Trust’s proxy statement, if so designated by the Nominating Committee and the Board of Trustees.
Risk Management. Consistent with its responsibility for oversight of the Trust in the interests of shareholders, the Board among other things oversees risk management of the Fund’s investment programs and business affairs directly and through the Audit Committee. The Board has emphasized to PRIMECAP Management Company the importance of maintaining vigorous risk management programs and procedures.
The Trust faces a number of risks, such as investment risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance, and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Trust or the Fund. Under the overall supervision of the Board, PRIMECAP Management Company and other service providers to the Trust employ a variety of processes, procedures, and controls to identify various of those possible events or circumstances, to ensure such risks are appropriate, and where appropriate to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures, and controls are employed with respect to different types of risks. Various personnel, including the Trust’s CCO, management of PRIMECAP Management Company, and other service providers (such as the Trust’s independent registered public accounting firm) make periodic reports to the Board or to the Audit Committee with respect to various aspects of risk management. The Board recognizes that not all risks that may affect the Trust can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s investment objectives, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.
Trustee Compensation. The trustees of the Trust who are not officers or employees of the Trust or PRIMECAP Management Company are entitled to receive from the Trust an annual retainer of $125,000 paid in four equal installments. For their service to the Trust, the Board Chair and the Audit Committee Chair receive an additional $30,000 and $15,000, respectively, on an annual basis. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. No other compensation or retirement benefits are received by any Trustee or officer from the Fund. The following table represents estimated compensation to be paid to Trustees during the fiscal year ending October 31, 2026. For the Fund, which has a unitary management fee, Trustee compensation is paid by the Advisor.

Name, Position	Aggregate Compensation from the PRIMECAP Odyssey Funds	Total Compensation from Trust and Fund Complex[1] Paid to Trustees
Elizabeth D. Obershaw, Independent Trustee	$155,000	$155,000
Wayne H. Smith, Independent Trustee	$125,000	$125,000
Joseph G. Uzelac, Independent Trustee	$125,000	$125,000
Michael Glazer, Independent Trustee	$125,000	$125,000
Steven Paul Cesinger, Independent Trustee	$140,000	$140,000
Kelly Meldrum,[2] Independent Trustee	$125,000	$125,000
Jeremiah O’Connor,[2] Independent Trustee	$125,000	$125,000
Alan Sorkin,[2] Independent Trustee	$125,000	$125,000
Joel P. Fried, Interested Trustee and Co-Chief Executive Officer	None	None
Alfred W. Mordecai, Interested Trustee and Co-Chief Executive Officer	None	None
1 Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.
2 Ms. Meldrum, Mr. O’Connor and Mr. Sorkin were appointed to serve as trustees of the Trust effective December 2, 2025.
Trustee Ownership of Securities. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the series of the Trust as of December 31, 2025. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the series of the Trust held by members of a Trustee’s immediate family.

Trustee Ownership of Securities	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Theo A. Kolokotrones	Over $1,000,000	Over $1,000,000	Over $1,000,000
Joel P. Fried	Over $1,000,000	Over $1,000,000	Over $1,000,000
Alfred W. Mordecai	Over $1,000,000	Over $1,000,000	Over $1,000,000
M. Mohsin Ansari	Over $1,000,000	Over $1,000,000	Over $1,000,000
James Marchetti	Over $1,000,000	Over $1,000,000	Over $1,000,000
As of the date of this SAI, Trustees and officers of the Trust as a group beneficially owned less than one percent of the outstanding shares of the Fund.
Codes of Ethics
The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the “Code of Ethics”). The Code of Ethics restricts the investing activities of certain Fund officers, Trustees, and advisory persons and, as described below, imposes certain restrictions on Fund investment personnel, except to the extent that those persons are employees of the Advisor or other service providers to the Trust who are covered by other codes of ethics approved by the Trustees.
All persons covered by the Code of Ethics are required to pre-clear any personal securities investment (with limited exceptions, such as investment in government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The pre-clearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person’s knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by the Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, “blackout periods” which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same security, and a ban on short-term trading in securities.
In addition, the Advisor has adopted a Code of Ethics as required by Rule 17j-1 of the Investment Company Act, which has been approved by the Board of Trustees of the Trust and is similarly designed to prevent affiliated persons of the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund.
The Trust has adopted a Supplemental Code of Ethics for Principal Officers and Senior Financial Officers (“Supplemental Code”). The Supplemental Code is intended to deter wrongdoing and promote (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely, and understandable disclosure in reports and documents filed with the Commission and in other public communications by the Trust; (3) compliance with applicable laws; (4) prompt internal reporting of violations of the Supplemental Code; and (5) accountability for adherence to the Supplemental Code.
Investment Advisor
Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), the Fund is managed by PRIMECAP Management Company, located at 177 East Colorado Boulevard, 11th Floor, Pasadena, California 91105, an investment advisor registered with the Commission. PRIMECAP Management Company is controlled by Theo A. Kolokotrones and Joel P. Fried. Messrs. Kolokotrones and Fried, together with Alfred W. Mordecai, M. Mohsin Ansari, and James Marchetti, who also hold ownership stakes in the Advisor, serve as directors of the firm. Mr. Kolokotrones serves as its Chairman Emeritus, Mr. Fried as its Chairman, Mr. Mordecai as its President, Mr. Ansari as Vice Chairman, and Mr. Marchetti as its Executive Vice President.
Subject to the supervision of the Board of Trustees, PRIMECAP Management Company provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. PRIMECAP Management Company provides services under the Advisory Agreement in accordance with the Fund’s investment objectives, policies, and restrictions.
For its services to the Fund, PRIMECAP Management Company receives a fee paid monthly at the annual rate of 0.68% of the average daily net assets of the Fund. The Advisor pays all expenses of the Fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; (viii) any fees and expenses related to the provision of securities lending services, including lending agent fees, (ix) other non-routine or extraordinary expenses; and (x) compensation for investment advisory services payable to the Advisor.
The Advisory Agreement provides that PRIMECAP Management Company will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement, with respect to the Fund, continues in effect for two years from its effective date, and thereafter will continue in effect provided the continuance is approved annually (1) by the holders of a majority of the Fund’s outstanding voting securities or by the Trust’s Board of Trustees; and (2) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to the Fund on 60 days’ written notice by either party and will terminate automatically if assigned (as defined in the 1940 Act).
Portfolio Managers
Theo A. Kolokotrones, Alfred W. Mordecai, M. Mohsin Ansari, James Marchetti, Anil Gopala, Greg T. Molinelli, Jared N. Herzikoff-Cornell and Shanshan Jiang jointly manage the PRIMECAP Odyssey Discovery ETF. These 8 portfolio managers collectively have more than 210 years of investment experience.

Name	Years of Experience
Theo A. Kolokotrones	56
Alfred W. Mordecai	29
M. Mohsin Ansari	26
James Marchetti	21
Anil Gopala	21
Greg T. Molinelli	24
Jared N. Herzikoff-Cornell	19
Shanshan Jiang	17
The table below illustrates other accounts for which each of the above-mentioned eight portfolio managers has significant day-to-day management responsibilities as of March 31, 2026:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance*	Assets in Accounts for which Advisory Fee is Based on Performance
Theo A. Kolokotrones
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	10	$4.5 billion	0	$0
Alfred W. Mordecai
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	10	$4.5 billion	0	$0
M. Mohsin Ansari
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	10	$4.5 billion	0	$0
James Marchetti
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	10	$4.5 billion	0	$0
Anil Gopala
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	0	$0	0	$0
Greg T. Molinelli
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	0	$0	0	$0
Jared N. Herzikoff-Cornell
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	0	$0	0	$0
Shanshan Jiang
Other Registered Investment Companies	4	$112.8 billion	4	$112.8 billion
Other Pooled Investment Vehicles	1	$1.2 billion	0	$0
Other Accounts	0	$0	0	$0
* Effective November 24, 2025, PRIMECAP Management Company entered into a performance-based fee arrangement with three of the Other Registered Investment Companies and the Other Pooled Investment Vehicle reported above.
Portfolio Manager Compensation. Compensation is paid solely by PRIMECAP Management Company. Each portfolio manager receives a fixed salary that is in part based on industry experience as well as contribution to the firm. On an annual basis, each portfolio manager’s compensation may be adjusted according to market conditions and/or to reflect his past performance.
In addition, each portfolio manager may receive a bonus partially based on the pretax return and value of assets managed by that portfolio manager. Performance is measured on a relative basis, using the Fund’s Index as the benchmark, and the bonuses are earned only when performance exceeds that of the Index. The total value of assets managed by PRIMECAP Management Company is not a factor in determination of a portfolio manager’s bonus. Performance-based bonuses are accrued and paid ratably according to the following schedule over rolling three-year periods: 50% in year one, 33% in year two, and 17% in year three. Although the bonus is determined by pre-tax returns, each portfolio manager considers tax consequences in taxable accounts as part of his decision-making process.

The portfolio managers do not receive deferred compensation but participate in profit-sharing plan available to all employees of PRIMECAP; amounts are determined as a percentage of the employee’s eligible compensation for a calendar year based on IRS limitations.
Each portfolio manager is a principal of PRIMECAP and may receive dividends and other compensation based on his or her equity in the company.
Conflicts of Interest. PRIMECAP Management Company employs a multi-manager approach to managing its clients’ portfolios. In addition to mutual funds and the Fund, PRIMECAP Management Company also manages separate accounts for institutional clients. Conflicts of interest may arise with aggregation or allocation of securities trades amongst the mutual funds managed by PRIMECAP Management Company, the Fund and other accounts. The investment objectives of the Fund and the strategies used to manage the Fund may differ from other accounts, and the performance may be impacted as well. Portfolio managers generally have day-to-day management responsibilities with respect to more than one Fund or other account and may be presented with several potential or actual conflicts of interest. For example, the management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund, other funds, and/or other account. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts managed by the portfolio manager. In addition, the Advisor receives performance-based fees with respect to certain mutual funds it manages. The existence of such performance-based fee arrangements may create an incentive for portfolio managers to favor those mutual funds over the Fund, resulting in conflicts of interest. The Advisor has adopted best execution and trade allocation policies and procedures to prevent potential conflicts of interest that may arise between the Fund, the mutual funds and separate accounts whereby a client or clients may be disadvantaged by trades executed in other clients’ portfolios in the same security. These policies and procedures are strictly monitored and are reviewed by the Advisor.
The following table indicates the dollar range of beneficial ownership of shares of each series of the Trust by each portfolio manager as of March 31, 2026. The Fund had not commenced operations prior to the date of this SAI and therefore the portfolio managers did not beneficially own any shares.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund	PRIMECAP Odyssey Discovery ETF
Theo A. Kolokotrones	Over $1,000,000	Over $1,000,000	Over $1,000,000	None
Alfred W. Mordecai	Over $1,000,000	Over $1,000,000	Over $1,000,000	None
M. Mohsin Ansari	Over $1,000,000	Over $1,000,000	Over $1,000,000	None
James Marchetti	Over $1,000,000	Over $1,000,000	Over $1,000,000	None
Anil Gopala	None	None	None	None
Greg T. Molinelli	$500,001 - $1,000,000	$500,001 - $1,000,000	Over $1,000,000	None
Jared N. Herzikoff-Cornell	$500,001 - $1,000,000	$100,001 - $500,000	$100,001 - $500,000	None
Shanshan Jiang	None	None	None	None

Administrator And Distributor
Under its Fund Administration Agreement with the Trust, U.S. Bank Global Fund Services (“Administrator”) furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by PRIMECAP Management Company.
The Fund Administration Agreement contains provisions limiting the liability of the Administrator similar to those in the Advisory Agreement and requires the Trust to indemnify the Fund Administrator against any loss suffered by the Administrator in connection with the performance of the Administration Agreement, except for a loss resulting from willful misconduct, bad faith, or negligence on the Administrator’s part in the performance of its duties or from reckless disregard of its obligations and duties under the Fund Administration Agreement.
The Trust has also retained the Administrator to provide the Trust with certain fund accounting services pursuant to the Fund Accounting Agreement. The term of the Fund Accounting Agreement and its provisions regarding termination, limitation of liability, and indemnification are similar to those of the Trust’s Fund Administration Agreement.
Quasar Distributors, LLC (the "the Distributor") is located at 190 Middle Street, Suite 301, Portland, Maine 04101, has entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Fund only in Creation Units. Shares in less than Creation Units are not distributor by the Distributor. The Distributor receives a customary fee for its services from PRIMECAP Management Company.
Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor for any loss or liability that may arise out of claims related to the Distribution Agreement except for losses resulting solely from the gross negligence, willful misconduct, bad faith, reckless disregard or fraud by the Distributor in the performance of the Distributor’s duties, obligations or responsibilities, or with respect to its representations, warranties, or indemnities.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
Transfer Agent
U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund, for which it receives customary fees.
Custodian
Pursuant to a custody agreement with the Trust, U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
The Custodian and the Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund. The Administrator and the Custodian are affiliated entities under the common control of U.S. Bancorp Fund Services, LLC. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Counsel
PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP provides audit services and tax return preparation and assistance. Its office is located at 601 South Figueroa Street, Suite 900, Los Angeles, California 90017.
Morgan, Lewis & Bockius LLP serves as legal counsel for the Trust and the Independent Trustees. Its office is located at 600 Anton Boulevard, Suite 1800, Costa Mesa, California 92626-7653.
Rule 12b-1 Plan
The board of the Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund. Under the 12b-1 Plan, the Fund is authorized to pay shareholder service and distribution fees in connection with the sale and distribution of its shares in an amount up to 0.25% of its average daily net assets each year. No payments pursuant to the Plan will be made through at least the next twelve (12) months of operation. Additionally, the implementation of any such payments would have to be approved by the Board of Trustees prior to implementation. Because these fees would be paid out of the Fund’s assets on an ongoing basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more over time.
The Plan provides that it may not be amended to increase materially the costs that holders of the Fund’s shares may bear pursuant to the Plan without the approval of the holders of such shares; other material amendments of the Plan must be approved by the Board of Trustees and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The 12b-1 Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Plan. The 12b-1 Plan is generally terminable at any time by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.
Proxy Voting
The Trust’s Board of Trustees has delegated the responsibility for voting proxies relating to portfolio securities held by the Fund to the Advisor as a part of the Advisor’s general management of the Fund, subject to the Board’s continuing oversight.
The Advisor’s proxy voting policies and procedures (the “Proxy Policies”) require the Advisor to vote proxies received in a manner consistent with the best interests of its clients, including the Fund. The Proxy Policies also require the Advisor to vote proxies in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund. However, the Proxy Policies permit the Advisor to abstain from voting proxies in the event that the Fund’s economic interest in the matter being voted upon is limited relative to the Fund’s overall portfolio or the impact of the Fund’s vote will not have an effect on its outcome or on the Fund’s economic interests.
The Advisor utilizes the services of a third-party proxy voting firm, Glass Lewis, to act as agent for the proxy process, to maintain records on proxy votes for its clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues. The proxy voting guidelines (the “Guidelines”), attached as Appendix A to this Statement of Additional Information, set forth the guidelines that the Advisor uses in voting specific proposals.

Although the Advisor expects that most proxy proposals will be voted in accordance with the Guidelines, some proposals will require special consideration. The Advisor will make a decision on a case-by-case basis in these situations.
A conflict of interest may be deemed to occur when the Advisor or one of its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Advisor’s independence of judgment and action in judging the proxy. If such a conflict occurs, the Advisor is required to submit a report to the Board of Trustees indicating the nature of the conflict of interest and how it was resolved. The Advisor will resolve such conflicts as follows: (1) if the Advisor believes it is in the best interest of the Fund to vote on the proposal in accordance with the Guidelines it will do so; and (2) if the Advisor believes it is not in the best interest of the Fund to vote on the proposal in accordance with the Guidelines, the Advisor will disclose the conflict to the Board of Trustees and obtain its consent to the proposed vote before voting the securities.
Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (1) without charge, upon request, by calling 1-877-ETF-SPMC (1-877-383-7762); and (2) on the Securities and Exchange Commission’s website at www.sec.gov.
DETERMINATION OF NET ASSET VALUE
Net asset value per share for the Fund is determined on each day that the New York Stock Exchange (the “NYSE”) is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund’s portfolio securities that the Fund’s net asset value per share might be materially affected. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the Nasdaq are valued at the Nasdaq Official Closing Price. Over-the-counter securities that are not traded the Nasdaq are valued at the last sale price in the over-the-counter market. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean between the bid and asked prices. Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency contracts are valued based on the applicable exchange rate as of the close of the NYSE, generally 4:00 p.m. Eastern time. Debt securities are valued by using an evaluated mean price provided by a Pricing Service. Options listed on a national exchange are valued at the composite price using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. If there were no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Rights and warrants listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the time the Fund calculates its net asset value. Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.
Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Advisor may determine to utilize adjustment factors provided by an independent pricing service to systematically price non-U.S. securities at fair value. These adjustment factors are based on movements and changes in securities indices, specific security prices, and exchange rates in foreign markets.

All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by PRIMECAP Management Company in accordance with procedures approved by the Trustees. Pursuant to those procedures, the Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. The Valuation Designee carries out its responsibilities with respect to fair value determinations through its Valuation Committee. As the Valuation Designee, the Advisor is responsible for the establishment and application, in a consistent manner, of appropriate methodologies for determining the fair value of investments, periodically reviewing the selected methodologies used for continuing appropriateness and accuracy, and making any changes or adjustments to the methodologies as appropriate. The Valuation Designee is also responsible for the identification, periodic assessment, and management of material risks, including material conflicts of interest, associated with fair value determinations, taking into account the Fund’s investments, significant changes in the Fund’s investment strategies or policies, market events, and other relevant factors. The Valuation Designee is subject to the general oversight of the Board. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
PORTFOLIO TRANSACTIONS
In connection with its duties to arrange for the purchase and sale of the Fund’s portfolio securities, PRIMECAP Management Company selects such broker-dealers (“Broker‑Dealers”) that will, in its judgment, implement the policy of the Trust to achieve quality execution at favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. PRIMECAP Management Company may also deal directly with the selling or purchasing principal or market maker. In most cases, in dealing with a Broker-Dealer acting as principal or agent, the Trust pays a commission.
In allocating transactions to Broker-Dealers, PRIMECAP Management Company is authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer’s reliability, integrity, financial condition, and risk in positioning the securities involved, as well as the difficulty of the transaction in question. The Trust need not pay the lowest spread or commission when PRIMECAP Management Company believes that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, PRIMECAP Management Company has adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934 (“Section 28(e)”), permitting it to cause the Fund to pay commission rates in excess of those another Broker-Dealer would have charged if PRIMECAP Management Company determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or PRIMECAP Management Company’s overall responsibilities as to the accounts over which it exercises investment discretion.
To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports” as set out in Section 28(e)(3)(A) and (B). To determine that a service constitutes research services, PRIMECAP Management Company must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Because PRIMECAP Management Company receives a benefit from research it receives from Broker-Dealers, PRIMECAP Management Company may have an incentive to continue to use those Broker-Dealers to effect transactions. Research services furnished by Broker-Dealers through whom securities transactions are effected may be used in servicing all of PRIMECAP Management Company’s accounts, but not all such services may be used in connection with the account which paid commissions to the Broker-Dealer providing such services. PRIMECAP Management Company does not consider a Broker-Dealer’s sale of Fund shares when choosing a Broker-Dealer to effect transactions.
PRIMECAP Management Company may use brokerage commissions to acquire external research through client commission agreements (“CCAs”) established with various Broker-Dealers (“CCA Brokers”). Under these arrangements, when PRIMECAP Management Company executes a trade through a CCA Broker, the CCA Broker retains a portion of the brokerage commission as compensation for trade execution services and segregates the remaining portion of the commission to pay for research services. PRIMECAP Management Company may then request that the CCA Broker pay for research services from the CCA Broker or other research providers using the segregated CCA assets. All uses of CCAs by PRIMECAP Management Company are subject to applicable law and its best execution obligations. The types of research services that PRIMECAP Management Company may obtain through these arrangements include (1) research reports providing fundamental, quantitative and technical issuer, industry, sector, market, economic and policy research and analysis; (2) portfolio strategy research; (3) meetings and calls with company management; and (4) any other research that is permissible under Section 28(e). By allocating brokerage business to the CCA Brokers that use a portion of the commission paid to purchase appropriate and permissible research services from third parties for use by PRIMECAP Management Company, PRIMECAP Management Company believes that it is able to supplement its research and analysis and use the views and information of other research organizations to make better investment decisions on behalf of its clients, including the Fund.
PRIMECAP Management Company believes that the research received through the CCA program is consistent with Section 28(e) and assists the investment decision-making process for all clients. Nevertheless, the use of soft dollars to pay for research services also benefits PRIMECAP Management Company to the extent that it allows PRIMECAP Management Company to obtain research services through the CCA Brokers that it might otherwise have to pay for itself. This creates a potential conflict of interest to the extent that it might create incentives for PRIMECAP Management Company to continue to execute trades through a CCA Broker rather than a non-CCA broker. PRIMECAP Management Company believes any such conflicts of interest are mitigated by its use of a Best Execution Review Committee consisting of senior executives (including the Trust’s Chief Compliance Officer). The Best Execution Review Committee has been charged with oversight of PRIMECAP’s trade execution, brokerage allocation including the use of CCA brokers, and third-party research purchased through CCA arrangements. The Best Execution Review Committee periodically analyzes the quality of execution obtained from the Broker-Dealers with which PRIMECAP Management Company does business, as well as the value of any research services provided by such Broker-Dealers. In addition, the Board of Trustees receives quarterly reporting on brokerage allocation for the Fund and third-party research purchased through CCAs.
PRIMECAP Management Company aggregates orders for purchases and sales of securities of the same issuer on the same day among the Fund and its other managed accounts, and the price paid to or received by the Fund and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may adversely affect the price paid or received by the Fund or the size of the position purchased or sold by the Fund.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Issuance of Fund Shares in Creation Units” and “Redemption of Fund Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Issuance of Fund Shares in Creation Units-Creation Transaction Fee” and “Redemption of Fund Shares in Creation Units-Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
“Regular brokers or dealers” (as such term is defined in the 1940 Act) of the Fund are the ten brokers or dealers that, during the most recent fiscal year (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund; or (3) sold the largest dollar amounts of the Fund’s shares. The Fund had not commenced operations as of the date of this SAI and therefore did not hold securities of any “regular broker or dealers” on October 31, 2025.
EXCHANGE LISTING AND TRADING
The Fund offers and issues shares at their NAV only in aggregations of a specified number of Fund shares (each, a “Creation Unit”). The Fund generally offers and issues Fund shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares are listed on the NYSE Arca (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ NAV. The shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the summary section of the Fund’s Prospectus under “Buying and Selling the Fund.” The discussion below supplements, and should be read in conjunction with, such section of each Prospectus.
The Fund shares are approved for listing and trading on the Exchange, subject to notice of issuance. The Fund shares trade on the Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per Fund share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

CONTINUOUS OFFERING
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
The Advisor or its affiliates (Selling Shareholders) may purchase shares of the Fund through a broker-dealer to “seed” the Fund as it is launched, or may purchase shares of the Fund from other broker-dealers that have previously provided “seed” for the Fund when it was launched, or otherwise in secondary market transactions. The shares are being registered to permit the resale of these shares from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
The Selling Shareholders intend to sell all or a portion of the Fund’s shares owned by them and offered hereby from time to time directly or through one or more broker-dealers. The shares may be sold on any national securities exchange on which the Fund’s shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions.
Book Entry Only System
The Depository Trust Company (“DTC”) acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares. The Trust recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of Fund share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF CREATION UNITS
The Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit.” The value of the Fund is determined once each business day, normally as of the Closing Time, except weekends and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Creation Unit size for the Fund may change. Authorized Participants (as defined below) will be notified of such change. The principal consideration for creations and redemption for the Fund is in-kind, although this may be revised at any time without notice.
Purchase And Issuance Of Fund Shares In Creation Units
General - The Fund issues and sells shares only in creation units on a continuous basis through the Distributor or its agent. The Fund shares are sold without a sales load at a price based on the Fund’s NAV next determined after an order is received by the Distributor in proper form on any Business Day (as detailed below). On days when the Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a creation unit:

Fund	Shares per creation unit
PRIMECAP Odyssey Discovery ETF	20,000
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a creation unit. The Board of Trustees reserves the right to declare a split or a consolidation in the number of the Fund shares outstanding, and to make a corresponding change in the number of shares constituting a creation unit if the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board of Trustees.
Fund Deposit
The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of Deposit Securities per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Investment Advisor with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s portfolio.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.
Procedures for Issuance of Creation Units
To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an Authorized Participant) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Advisor may retain all or a portion of the Transaction Fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” In certain cases, an Authorized Participant may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners.
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
An Authorized Participant must submit an irrevocable order to purchase Creation Units generally before 4:00 p.m. Eastern Time on a Business Day in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Fund, the Distributor will notify the Custodian of such order. If applicable, the Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by 4:00 p.m. Eastern Time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to any foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Any foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the first Business Day after the Order Placement Date. Shortened settlement cycles may be available, through which creation transactions can be settled on the Order Placement Date in accordance with instructions provided by the Trust and/or Distributor. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m. Eastern Time and the federal funds in the appropriate amount are deposited by 3:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit
Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. If applicable, when the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the next Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to at least 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units
The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit or the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee
A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors are required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund is $300. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Fund’s shares may be issued on an ongoing basis, a “distribution” of Fund’s shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into constituent Fund’s shares, and sells those Fund’s shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund’s shares with an active selling effort involving solicitation of secondary-market demand for the Fund’s shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
Redemption Of Fund Shares In Creation Units
Fund shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such Fund shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities, as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Fund’s shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee
A redemption transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors are required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Fund is $300. In addition, a variable fee is charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.
Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units
An Authorized Participant must submit an irrevocable orders to redeem Creation Units in proper form generally before 4:00 p.m. Eastern Time on a Business Day in order to receive that day’s NAV. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request may be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund’s shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants. On days when the Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier in the day. In certain cases, an Authorized Participant may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners.
Additional Redemption Procedures
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.
The Trust may in its discretion exercise its option to redeem such Fund’s shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not they otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund’s shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares of the Fund is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Financial Statements
The Fund had not commenced operations as of the date of this SAI and therefore does not have financial information to report for the Fund’s October 31, 2025 fiscal year end.
FEDERAL TAX INFORMATION
The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting the Fund and its shareholders. This discussion is very general and, except where noted, does not address shareholders subject to special rules, such as shareholders who hold shares in the Fund through an IRA, 401(k) or other tax-advantaged account. Current and prospective shareholders are therefore urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.
Federal Income Tax Consequences
The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Fund intends to qualify for treatment as a RIC under Subchapter M of the Code, for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Qualification by the Fund as a RIC under the Code generally requires, among other things, that (1) at least 90% of the Fund’s annual gross income be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (2) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers (other than the securities of other regulated investment companies) which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”
The Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.
As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (1) 90% of its “investment company taxable income” for the taxable year (i.e., generally, the taxable income of a RIC other than its net capital gain (the excess of net long-term capital gain over net short-term capital loss), plus or minus certain other adjustments, and computed without regard to the dividends-paid deduction); and (2) 90% of its net tax‑exempt income for the taxable year. The Fund will be subject to income tax at the applicable corporate tax rate on any taxable income or gains that it does not distribute to its shareholders.
If, for any taxable year, the Fund were to fail to qualify as a regulated investment company under Subchapter M of the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations (1) to be treated as qualified dividend income in the case of shareholders taxed as individuals; and (2) for the dividends-received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, the Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a regulated investment company in a subsequent year.
The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (1) 98% of its ordinary income for that year; and (2) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, any ordinary income or capital gain net income retained by the Fund that is subject to Fund-level income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous years. The Fund intends to distribute substantially all of its net investment income and net capital gains and thus expects not to be subject to the excise tax.
The Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options contracts (including options on foreign currencies), if any, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, and defer Fund losses. These rules could therefore affect the character, amount, and timing of distributions to shareholders. These provisions also (1) will require the Fund to “mark-to-market” certain types of positions in its portfolio (i.e., require the Fund to treat all unrealized gains and losses with respect to those positions as though they were realized at the end of each year); and (2) may cause the Fund to recognize income prior to or without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In order to distribute this income and avoid a Fund-level tax, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in its books and records when it acquires any zero coupon securities, foreign currency, forward contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.
The Fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market, and options on most stock indices are required to be marked to their market value at the end of each Fund taxable year, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market rules, constructive sale rules, or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, forward contracts, or “appreciated financial positions”; (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depository receipts) in issuers in such country; or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or market discount. These rules may also affect the amount, timing, and character of income and gain recognized by the Fund and of distributions to shareholders. In order to distribute this income and avoid a Fund-level tax, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses.
If the Fund owns shares in certain foreign entities, treated as “passive foreign investment companies” or “PFICs” for federal income tax purposes, and does not timely make certain elections, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
In general, a foreign entity treated as a corporation for U.S. federal income tax purposes is a PFIC if (1) 75% or more of the entity’s gross income for the taxable year is passive income; or (2) the average percentage of the entity’s assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include certain types of passive income excepted by the Code and other guidance.
If the Fund were to invest in a PFIC and timely elect to treat the PFIC as a “qualified electing fund” under the Code for the first year of its holding period in the PFIC stock, in lieu of the foregoing requirements in certain cases, the Fund would generally be required each year to include in income a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to distribute this income and avoid a Fund-level tax, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses. In order to make the “qualified electing fund” election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
If the Fund were to invest in a PFIC and make a mark-to-market election, the Fund would be treated as if it had sold and repurchased its stock in that PFIC at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. Such an election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC but in any particular year might be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund might have to distribute such excess income and gain to satisfy the 90% distribution requirement for treatment as a regulated investment company and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a Fund-level tax, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.
Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses.
Dividends, interest, or other income (including, in some cases, capital gains) received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund does not expect to be eligible to “pass through” foreign taxes to its shareholders for purposes of claiming a foreign tax credit with respect to such taxes.
Taxation of U.S. Shareholders
Dividends and other distributions by the Fund are generally treated under the Code as received by its shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and any net capital gain. However, if the Fund retains for investment an amount equal to all or a portion of its net capital gain, it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gain in a notice to its shareholders who (1) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount; (2) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any; and (3) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares of the Fund by an amount equal to the excess of the amount of undistributed net capital gains included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.
Dividends of taxable net investment income and net realized short-term capital gains are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net capital gain, if any, that the Fund reports as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares, and regardless of how long a shareholder has held shares of the Fund. Such distributions will not be eligible for the dividends-received deduction for a corporate shareholder.
Special rules apply to certain dividends that are reported by the Fund as “qualified dividend income,” when paid to noncorporate shareholders. Such dividends are subject to tax at rates of up to 20% for noncorporate shareholders, provided that the Fund and the shareholder satisfy certain holding period and other requirements. Qualified dividend income is not actually treated as capital gain, however, and thus generally cannot be offset by capital losses. The Fund may report as qualified dividend income: (1) 100% of the dividends (other than capital gain dividends) paid by the Fund in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (2) the portion of the dividends paid by the Fund to a noncorporate shareholder in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Qualified foreign corporations are foreign corporations that are incorporated in a possession of the United States or that are eligible for benefits under certain U.S. income tax treaties. Certain other dividends received from foreign corporations will be treated as qualified dividends if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Qualified dividend income does not include any dividends received from PFICs. Also, dividends received by the Fund from a real estate investment trust (a “REIT”) or from another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be qualified dividend income.
If an individual receives a dividend subject to tax at long-term capital gain rates that constitutes an “extraordinary dividend” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An extraordinary dividend for this purpose is generally a dividend (1) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period; or (2) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend; and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to shares, they may be denied a portion of the dividends-received deduction with respect to those shares.
If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (1) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends); or (2) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated receipts, and shareholders may receive dividends in an earlier year than would otherwise be the case.

A noncorporate taxpayer is generally eligible for a deduction of up to 20% of the taxpayer’s “qualified REIT dividends.” If the Fund receives dividends (other than capital gain dividends) in respect of REIT shares, the Fund may report its own dividends as eligible for the 20% deduction, to the extent the Fund’s income is derived from such qualified REIT dividends, as reduced by allocable Fund expenses. In order for the Fund’s dividends to be eligible for this deduction when received by a noncorporate shareholder, the Fund must meet certain holding period requirements with respect to the REIT shares on which the Fund received the eligible dividends, and the noncorporate shareholder must meet certain holding period requirements with respect to the Fund shares.
Under Section 163(j) of the Code, a taxpayer’s business interest expense is generally deductible to the extent of the taxpayer’s business interest income plus certain other amounts. If the Fund earns business interest income, it may report a portion of its dividends as “Section 163(j) interest dividends,” which its shareholders may be able to treat as business interest income for purposes of Section 163(j) of the Code. The Fund’s “Section 163(j) interest dividend” for a tax year will be limited to the excess of its business interest income over the sum of its business interest expense and other deductions properly allocable to its business interest income. In general, the Fund’s shareholders may treat a distribution reported as a Section 163(j) interest dividend as interest income only to the extent the distribution exceeds the sum of the portions of the distribution reported as other types of tax-favored income. To be eligible to treat the Fund’s Section 163(j) interest dividend as interest income, a shareholder may need to meet certain holding period requirements in respect of its Fund shares and must not have hedged its position in its Fund shares in certain ways.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the Fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the Fund as capital assets). Each shareholder who receives dividends or other distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Fund will be increased by such amount.
A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.
Certain tax-exempt educational institutions are subject to an excise tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.
A Fund shareholder may receive distributions from the Fund that are attributable to appreciation in the Fund’s portfolio securities that occurred before the Shareholder invested in the Fund. This appreciation may or may not have been realized by the Fund before the Shareholder invested in the Fund. A Fund shareholder may also receive distributions of income that was realized by the Fund before the shareholder invested in the Fund. Unless the applicable shareholder purchases shares through a tax-advantaged account, these distributions will be taxable to the shareholder even though the appreciation or income may have been reflected in the market price the shareholder paid for Fund shares and may therefore economically represent a return of a portion of the shareholder’s investment.

Sales and Purchase of Shares
Upon the sale of his or her shares, a shareholder will generally recognize a taxable gain or loss equal to the difference between the amount realized and his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale of shares of the Fund will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (including amounts credited to the shareholder as undistributed capital gains) with respect to such shares.
An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will generally be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid to the Authorized Participant for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received by the Authorized Participant plus the amount of any cash received by the Authorized Participant for such Creation Units and the Authorized Participant’s basis in the Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant which does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.
Any gain or loss realized by an Authorized Participant upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Similarly, any gain or loss realized by an Authorized Participant upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized by the Authorized Participant upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the Authorized Participant for more than one year, and otherwise will be short-term capital gain or loss. Any capital gain or loss realized by the Authorized Participant upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the Authorized Participant for more than one year, and otherwise will generally be short-term capital gain or loss. Any capital loss realized by the Authorized Participant upon a redemption of Creation Units held for six months or less should be treated as a long-term capital loss to the extent of any amounts treated as distributions to the Authorized Participant of long-term capital gains with respect to the shares included in the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units. Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.
If a shareholder recognizes a loss with respect to Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.
Backup Withholding
The Fund may be required in certain circumstances to apply backup withholding on dividends, other distributions and redemption proceeds payable to non-corporate shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. The backup withholding rate is currently 24%. Backup withholding is not an additional tax, and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
Capital Loss Carry-Forwards
For U.S. federal income tax purposes, net short-term and long-term capital losses incurred by the Fund may be carried forward indefinitely to offset the Fund’s capital gains in subsequent years. Carryforwards retain their character as either short-term or long-term capital losses in subsequent years. Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.
Notices
The Fund, or, in the case of a shareholder holding shares through a broker, the broker, will report to the IRS the amount of proceeds that a shareholder receives from a redemption, sale or exchange of Fund shares. The Fund or broker will also report the shareholder’s basis in those shares and the character of any gain or loss that the shareholder realizes on the redemption, sale or exchange (i.e., short term or long term), and certain related tax information. Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Other Taxes
Dividends, distributions, and redemption proceeds may also be subject to additional state, local, and foreign taxes, depending on each shareholder’s particular situation. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Non-U.S. Shareholders
Ordinary dividends and certain other payments made by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to an additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.
The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gains or to redemption proceeds. The 30% withholding tax also will not apply to dividends that the Fund reports as (1) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income”; or (2) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W‑8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports a payment as an interest-related dividend or a short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain.” The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income received by the Fund, e.g., from REITs, may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax at rates of up to 21%, and requiring non-U.S. shareholders to file nonresident U.S. income tax returns. Also, such gain may be subject to a 30% (or lower treaty rate) branch profits tax in the hands of a non-U.S. shareholder that is treated as a corporation for federal income tax purposes.
Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
The foregoing is only a summary of certain material U.S. federal income tax consequences (and, where noted, state and local tax consequences) affecting the Fund and its shareholders. Prospective shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

CALCULATION OF TOTAL RETURN
Average Annual Total Return
Average annual total return quotations used in the Fund’s Prospectus are computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1 + T)(n) = ERV
Where: “P” represents a hypothetical initial investment of $1,000; “T” represents average annual total return; “n” represents the number of years; and “ERV” represents the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ERV will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.
Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters.
Average Annual Total Return (after taxes on distributions)
The Fund’s quotations of average annual total returns (after taxes on distributions) reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:
P(1 + T)(n) = ATV(D)
Where: “P” represents a hypothetical initial investment of $1,000; “T” represents average annual total return (after taxes on distributions); “n” represents the number of years; and “ATV(D)” represents the ending value of the hypothetical initial investment after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.
Average Annual Total Return (after taxes on distributions and redemption)
The Fund’s quotations of average annual total returns (after taxes on distributions and redemption) reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

P (1+ T)(n) = ATV(DR)
Where: “P” represents a hypothetical initial investment of $1,000; “T” represents average annual total return (after taxes on distributions and redemption); “n” represents the number of years; and “ATV(DR)” represents the ending redeemable value of the hypothetical initial investment after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.
Other Information
Performance data of the Fund quoted in advertising and other promotional materials represents past performance and are not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials, the Fund may compare its performance with data published by Lipper, Inc., Thomson Financial Investor Relations, Morningstar, Inc., and others. The Fund also may refer in such materials to mutual fund performance rankings and other data (such as comparative asset, expense, and fee levels) published by Lipper, Inc., Morningstar, Inc. and others. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, and Barron’s.

GENERAL INFORMATION
Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy, or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (1) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders; and (2) if, as a result of a vacancy in the Board, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.
Shares of the Fund
Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. The Agreement and Declaration of Trust of the Trust (the “Declaration”) specifically authorizes the Board to terminate the Trust (or any of its series) by notice to the shareholders without shareholder approval. In the event of the liquidation or dissolution of the Fund or the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular series of the Trust that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.
The Trust is generally not required to hold shareholder meetings. However, as provided in the Declaration and the Bylaws of the Trust, shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration, or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable, including changing fundamental policies, electing or removing Trustees, and approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.
The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except when a larger quorum is required by applicable law, by the Bylaws, or by the Declaration. Any lesser number will be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.
When certain matters affect one series or class but not another, the shareholders will vote as a series or class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate unless otherwise required by the 1940 Act. For example, a change in the Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approval of the advisory agreement is a matter to be determined separately by each series of the Trust. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (1) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (1) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy; or (2) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.
Control Persons And Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. The Fund had not commenced operations prior to the date of this SAI and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.
An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor power to vote or abstain from voting such Authorized Participant's beneficially or legally owned shares of the Fund. In such cases, the Distributor shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

APPENDIX A
PRIMECAP MANAGEMENT COMPANY PROXY VOTING GUIDELINES
PRIMECAP Management Company (“PRIMECAP”) acts as discretionary investment adviser for various clients, including investment companies registered under the Investment Company Act of 1940 and clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). PRIMECAP’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, PRIMECAP will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these guidelines.
Policy
PRIMECAP maintains a policy of voting proxies in a way which, in PRIMECAP’s opinion, best serves the interest of its clients in their capacity as shareholders of a company. PRIMECAP believes that this is consistent with Commission and U.S. Department of Labor guidelines, which state that an investment manager’s primary responsibility as a fiduciary is to vote in the best interest of its clients. As an investment manager, PRIMECAP is primarily concerned with maximizing the value of its clients’ investment portfolios.
PRIMECAP believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and PRIMECAP’s general position on each issue.
PRIMECAP believes that management, subject to the oversight of the relevant Board of Directors, is often in the best position to make decisions that serve the interests of shareholders. However, PRIMECAP votes against management on proposals where it perceives a conflict may exist between management and client interests or where the facts and circumstances indicate the proposal is not in its clients’ best interests.
Conflicts of Interest
From time to time conflicts of interest may exist in the proxy voting decision process where (a) portfolio companies are also clients of, or vendors to, PRIMECAP, (b) shareholder proposals are submitted by clients, or (c) proxies for which clients have publicly supported or actively solicited PRIMECAP to support a particular position. When a proxy proposal raises a potential material conflict of interest, possible conflict resolutions may include, but are not limited to: (a) vote in accordance with the guidelines to the extent that PRIMECAP has little or no discretion to deviate from the guidelines; (b) vote according to the recommendations of an independent proxy service firm retained by PRIMECAP; (c) vote in proportion to other shareholders; (d) disclose the conflict of interest to the client and obtain the client’s consent before voting; or (e) vote in other ways that are consistent with PRIMECAP’s obligation to vote in the clients’ best interest. Conflict resolution is determined based on the facts and circumstances of the potential or actual conflict of interest.
Procedures
Proxy Review Process

PRIMECAP’s Director of Research is responsible for coordinating the voting of proxies in a timely manner, consistent with PRIMECAP’s determination of the client’s best interests. PRIMECAP utilizes the services of a third-party proxy voting firm to act as agent for the proxy process, to maintain records on proxy votes for its clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues.
The Director of Research reviews each proxy ballot for routine and non-routine items. Routine proxy items are typically voted with management unless the Director of Research or research analyst who follows the company determines additional review is necessary. Routine items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting and payment of dividends, approval of financial statements, and certain other administrative items. All other items are voted in accordance with the decision of the Director of Research, research analysts, or portfolio managers, depending on merits of each proposal, taking into account its effects on the specific company in question and on the company within its industry.
Limitations
PRIMECAP seeks to vote all of its clients’ proxies. In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where PRIMECAP has determined that it is in the client’s best interest, PRIMECAP will not vote proxies received. These circumstances may include, but are not limited to: when clients maintain proxy voting authority, when an account has been terminated, when a client has a securities lending arrangement with its custodian and the securities are out on loan, or when a proxy vote results in an extended share lockup period precluding PRIMECAP from selling the shares.
Proxy Voting Guidelines
PRIMECAP has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary by the Director of Research.
•Corporate Governance: PRIMECAP supports strong corporate governance practices and generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, and generally supports proposals that encourage responsiveness to shareholders. PRIMECAP evaluates board size, structure, and compensation on a case-by-case basis though generally believes the Directors and management of companies are in the best position to determine an efficient, functional structure for the Board of Directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of each proposal.
•Compensation: PRIMECAP generally supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, PRIMECAP considers, among other things: the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. PRIMECAP generally supports employee stock purchase plans and the establishment of 401(k) plans.
•Capital Structure: PRIMECAP generally supports increases to capital stock for legitimate financing needs but generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights. PRIMECAP generally supports share repurchases.

•Environmental and Social Issues: PRIMECAP votes on these issues based on their potential to improve the prospects for long-term success of a company and investment returns. PRIMECAP expects companies to comply with applicable laws and regulations with regards to environment and social standards.
Proxy Voting Records
Upon client request, PRIMECAP will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which PRIMECAP has proxy voting authority. PRIMECAP utilizes the services of a third-party proxy voting firm to maintain records on proxy votes for its clients.
Annual Assessment
PRIMECAP will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy.
Information on how the Fund voted Proxies relating to portfolio securities during the 12-month period ended June 30th of each year will be available (1) without charge, upon request, by calling 1-877-ETF-SPMC (1-877-383-7762); and (2) on the Securities and Exchange Commission’s website at www.sec.gov.

PRIMECAP ODYSSEY FUNDS

PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Amended and Restated Agreement and Declaration of Trust(B)

(1) Certificate of Trust dated June 7, 2004, and amendment thereto dated June 25, 2004 - filed herewith

(b) Amended and Restated By-Laws(B)

(c) Instruments Defining Rights of Security Holder - not applicable

(d) Investment Advisory Agreement(B)

(1) Amended and restated Investment Advisory Agreement dated February 28, 2022(I)

(2) ETF Investment Advisory Agreement dated June 1, 2026 - filed herewith

(e) Distribution Agreement dated June 1, 2026 - filed herewith

(f) Bonus or Profit Sharing Contracts - not applicable

(g) Custody Agreement dated March 29, 2018(G)

(1)    First Amendment to the Custody Agreement dated March 29, 2018(G)

(i) Amendment to the Custody Agreement dated December 21, 2022(J)

(ii) Amendment to the Custody Agreement dated November 25, 2025(M)

(2) ETF Custody Agreement dated June 16, 2026 - filed herewith

(h) Other Material Contracts

(1)    Fund Administration Servicing Agreement(G)

(i)    Amendment to the Fund Administration Servicing Agreement dated March 29, 2018(G)

(ii)    Amendment to the Fund Administration Servicing Agreement dated September 26, 2018(G)

(iii)    Amendment to the Fund Administration Servicing Agreement dated dated December 21, 2022(J)

    (iv) Amendment to the Fund Administration Servicing Agreement dated November 25, 2025(M)

(2)    Transfer Agent Servicing Agreement(F)

(i)    Amendment to the Transfer Agent Servicing Agreement dated March 29, 2018(G)

(ii)    Amendment to the Transfer Agent Servicing Agreement dated September 26, 2018(G)

(iii)    Amendment to the Transfer Agent Servicing Agreement dated December 21, 2022(J)

(iv) Amendment to the Transfer Agent Servicing Agreement dated November 25, 2025(M)

(3)    Fund Accounting Servicing Agreement(F)

(i)    Amendment to the Fund Accounting Servicing Agreement dated March 29, 2018(G)

(ii)    Amendment to the Fund Accounting Servicing Agreement dated September 26, 2018(G)

(iii)    Amendment to the Fund Accounting Servicing Agreement dated December 21, 2022(J)

(iv) Amendment to the Fund Accounting Servicing Agreement dated November 25, 2025(M)

(4)    Fund Servicing Agreement dated June 16, 2026 - filed herewith

(5)    License Agreement between PRIMECAP Odyssey Funds and PRIMECAP Management Company(A)

(6)    Power of Attorney of Trustees and Officers(B)

(7)    Secretary’s Certificate Regarding Power of Attorney of Officers(B)

(8)    Power of Attorney for Trustee Joe Uzelac(C)

(9)    Power of Attorney for Trustee Elizabeth Obershaw(D)

(10)    Power of Attorney for Alfred W. Mordecai(E)

(11)    Power of Attorney for Michael Glazer(H)

(12)    Power of Attorney for Steven P. Cesinger(K)

(13) Power of Attorney for Julietta Martikyan(L)

(14) Power of Attorney for Kelly Muldrum(M)

(15) Power of Attorney for Jeremiah O'Connor(M)

(16) Power of Attorney for Alan Sorkin(M)

(i) Legal Opinion and Consent - filed herewith

(j) Other Opinions – Consent of Independent Registered Public Accounting Firm - filed herewith

(k) Omitted Financial Statements - not applicable

(l) Initial Capital Agreement(B)

(m) Plan of Distribution - filed herewith

(n) Rule 18f-3 Plan - not applicable

(o) Reserved

(p) Code of Ethics:

(1) PRIMECAP Odyssey Funds(B)

(2) PRIMECAP Management Company(J)

(i) PRIMECAP'S Amended Code of Ethics(L)
____________________________

(A)    Incorporated by reference to Registrant's Initial Registration on Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on July 1, 2004.

(B)    Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the Securities and Exchange Commission on October 4, 2004.

(C)    Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 21, 2008.

(D)    Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on December 18, 2009.

(E)    Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 27, 2013.

(F)    Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 25, 2014.
(G)    Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 28, 2019.
(H)    Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 28, 2020.
(I)    Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 28, 2022.

(J) Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 27, 2023.

(K) Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 28, 2024.

(L) Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 28, 2025.

(M) Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 to Form N-1A (File Nos. 333-117063 and 811-21597) filed with the U.S. Securities and Exchange Commission on February 26, 2026.
Item 29. Persons Controlled by or Under Common Control with the Funds

Not applicable.

Item 30. Indemnification

Article 6 of the Registrant’s Amended and Restated By-Laws, filed as an Exhibit to this Registration Statement, states as follows:

6.1 Indemnification. The Trust shall promptly indemnify and hold harmless each of its trustees and officers, and may indemnify and hold harmless any of its employees and agents, against any liabilities or expenses (collectively,

“Liability”) actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Trust, to the fullest extent permitted by the Declaration of Trust and the laws of the State of Delaware, the Securities Act of 1933, and the 1940 Act, as now or hereafter in effect, subject to the provisions of paragraphs (a) and (b) of this Section 6.1. The Board of Trustees may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time these By-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these By-laws shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(a) Special Condition. With respect to Liability to the Trust or its Holders, and subject to applicable state and federal law, a trustee or officer shall be indemnified and held harmless pursuant to this Section 6.1 against any Liability to the Trust or its Holders unless such Liability arises by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office as defined in Section 17(h) of the 1940 Act (“disabling conduct”).

(b) Special Process Condition. With respect to Liability to the Trust or its Holders, no indemnification shall be made unless a determination has been made by reasonable and fair means that the trustee or officer has not engaged in disabling conduct. In making such a determination, the Board of Trustees shall act in conformity with then applicable law and administrative interpretations, and shall afford a trustee requesting indemnification who is not an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such trustee did not engage in disabling conduct while acting in his or her capacity as a trustee.

6.2 Advancement of Expenses. The Trust shall promptly advance funds to its trustees and officers, and may advance funds to its employees and agents, to cover expenses they incur with respect to any proceeding arising out of or in connection with their service to the Trust, to the fullest extent permitted by the Declaration of Trust and the laws of the State of Delaware, the Securities Act of 1933, and the 1940 Act, as now or hereafter in effect.

(a) Affirmation of Conduct. A request by a trustee or officer for advancement of funds pursuant to this Section 6.2 shall be accompanied by the trustee’s or officer’s written affirmation of his or her good faith belief that he or she met the standard of conduct necessary for indemnification, and such other statements, documents or undertakings as may be required under applicable law.

(b) Special Conditions to Advancement. With respect to Liability to the Trust or its Holders, and subject to applicable state and federal law, a trustee or officer shall be entitled to advancements of expenses pursuant to this Section 6.2 against any Liability to the Trust or its Holders if (1) the Trust has obtained assurances required under applicable law, such as by obtaining insurance or receiving collateral provided by the trustee or officer, that the advance will be repaid if the trustee or officer is found to have engaged in disabling conduct, or (2) the Board has a reasonable belief that the trustee or officer has not engaged in disabling conduct and ultimately will be entitled to indemnification. In forming such a reasonable belief, the Board of Trustees shall act in conformity with then applicable law and administrative interpretations, and shall afford a trustee requesting an advance who is not an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such trustee did not engage in disabling conduct while acting in his or her capacity as a trustee.

6.3 Insurance. The Trust shall purchase and maintain in effect one or more policies of insurance on behalf of its trustees and officers in such amounts and with such coverage as shall be determined from time to time by the Board of Trustees, and may purchase and maintain such insurance for any of its employees and agents, issued by a reputable insurer or insurers, against any expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Trust, with customary limitations and exceptions, whether or not the Trust would have the power to indemnify such person against such expenses pursuant to this Article 6.

6.4 General Provisions.

(a) Non-Exclusive Rights. The provisions for indemnification of, and advancement of expenses to, trustees and officers of the Trust set forth in this Article 6 shall not be deemed exclusive of any other contractual or legal rights to which a trustee or officer may otherwise be entitled.

(b) Continuation of Provisions. The provisions of this Article 6 shall continue as to a person who has ceased to provide service to the Trust and shall inure to the benefit of his or her spouses, heirs, assigns, devisees, executors, administrators and legal representatives. No amendment of the Declaration of Trust or By-Laws of the Trust shall limit or eliminate the right of a person to indemnification, advancement of expenses and insurance set forth in this Article 6 with respect to his or her acts, omissions or service to the Trust occurring prior to such amendment.

6.5 Definitions. For purposes of this Article 6, the following terms shall have the following meanings:

(a) “Expenses” shall include without limitation all judgments, penalties, fines, amounts paid or to be paid in settlement, ERISA excise taxes, liabilities, losses, interest, expenses of investigation, attorneys’ fees, retainers, court costs, transcript costs, fees of experts and witnesses, expenses of preparing for and attending depositions and other proceedings, travel expenses, duplicating costs, printing and binding costs, telephone charges, postage, delivery service fees, and all other costs, disbursements or expenses of the type customarily incurred in connection with prosecuting, defending, preparing to prosecute or defend, investigating, or acting as a witness in a proceeding.

(b) The term “proceeding” shall include without limitation any threatened, pending or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, investigation, hearing, or other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative or investigative.

(c) A person’s “service to the Trust” shall include without limitation his or her service as a trustee, officer, employee, agent or representative of the Trust, and his or her service at the request of the Trust as a trustee, officer, employee, agent or representative of another trust, partnership, joint venture, trust, employee benefit plan or other enterprise.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

To the knowledge of Registrant none of the directors or officers of PRIMECAP Management Company is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a)    Affiliates of the Distributor include, but are not limited to the following entities:
Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. Abacus FCF ETF Trust
2. Advisor Managed Portfolios
3. Antares Private Credit Fund
4. Capital Advisors Growth Fund, Series of Advisors Series Trust
5. Chase Growth Fund, Series of Advisors Series Trust
6. Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7. Edgar Lomax Value Fund, Series of Advisors Series Trust
8. Huber Large Cap Value Fund, Series of Advisors Series Trust
9. Huber Mid Cap Value Fund, Series of Advisors Series Trust
10. Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11. Huber Small Cap Value Fund, Series of Advisors Series Trust
12. Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13. Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14. Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15. O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16. PIA BBB Bond Fund, Series of Advisors Series Trust
17. PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18. PIA High Yield Fund, Series of Advisors Series Trust
19. PIA MBS Bond Fund, Series of Advisors Series Trust
20. PIA Short-Term Securities Fund, Series of Advisors Series Trust
21. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22. Poplar Forest Partners Fund, Series of Advisors Series Trust
23. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24. Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25. Pzena International Value ETF, Series of Advisors Series Trust
26. Pzena International Value Fund, Series of Advisors Series Trust
27. Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28. Pzena Small Cap Value Fund, Series of Advisors Series Trust
29. Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30. Vox populi ETF, Series of Advisors Series Trust
31. Scharf ETF, Series of Advisors Series Trust
32. Scharf Global Opportunity ETF, Series of Advisors Series Trust
33. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36. The Aegis Funds
37. Allied Asset Advisors Funds
38. Angel Oak Funds Trust
39. Angel Oak Strategic Credit Fund
40. Brookfield Infrastructure Income Fund Inc.
41. Brookfield Investment Funds
42. Buffalo Funds
43. RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44. RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45. RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46. DoubleLine Funds Trust
47. AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48. AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49. AAM Crescent CLO ETF, Series of ETF Series Solutions
50. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
51. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52. AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
53. AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
54. AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
55. AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
56. AAM Transformers ETF, Series of ETF Series Solutions
57. Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
58. Aptus April Buffer, Series of ETF Series Solutions
59. Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions

60. Aptus Deferred Income ETF, Series of ETF Series Solutions
61. Aptus Defined Risk ETF, Series of ETF Series Solutions
62. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63. Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64. Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65. Aptus January Buffer ETF, Series of ETF Series Solutions
66. Aptus July Buffer ETF, Series of ETF Series Solutions
67. Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68. Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
69. Aptus Large Cap Upside ETF, Series of ETF Series Solutions
70. Aptus October Buffer ETF, Series of ETF Series Solutions
71. Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
72. Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
73. Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
74. BTD Capital Fund, Series of ETF Series Solutions
75. Carbon Strategy ETF, Series of ETF Series Solutions
76. ClearShares OCIO ETF, Series of ETF Series Solutions
77. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
78. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
79. Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
80. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
81. Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
82. Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
83. ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84. Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
85. Hoya Capital Housing ETF, Series of ETF Series Solutions
86. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87. LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88. LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90. Opus Small Cap Value ETF, Series of ETF Series Solutions
91. The Acquirers Fund, Series of ETF Series Solutions
92. The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93. The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
94. U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
95. U.S. Global JETS ETF, Series of ETF Series Solutions
96. U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97. U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
98. US Vegan Climate ETF, Series of ETF Series Solutions
99. First American Funds Trust
100. FundX Investment Trust
101. The Glenmede Fund, Inc.
102. The GoodHaven Funds Trust
103. Harding, Loevner Funds, Inc.
104. Hennessy Funds Trust
105. Horizon Funds
106. Hotchkis & Wiley Funds
107. Intrepid Capital Management Funds Trust
108. Jacob Funds Inc.
109. The Jensen Quality Growth Fund Inc.
110. Kirr, Marbach Partners Funds, Inc.
111. Core Alternative ETF, Series of Listed Funds Trust
112. Optimized Equity Income ETF, Series of Listed Funds Trust
113. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
114. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
115. LKCM Funds
116. LoCorr Investment Trust
117. MainGate Trust
118. ATAC Rotation Fund, Series of Managed Portfolio Series

119. Kensington Active Advantage Fund, Series of Managed Portfolio Series
120. Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
121. Kensington Defender Fund, Series of Managed Portfolio Series
122. Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
123. Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124. Kensington Managed Income Fund, Series of Managed Portfolio Series
125. LK Balanced Fund, Series of Managed Portfolio Series
126. Leuthold Core ETF, Series of Managed Portfolio Series
127. Leuthold Core Investment Fund, Series of Managed Portfolio Series
128. Leuthold Global Fund, Series of Managed Portfolio Series
129. Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
130. Leuthold Select Industries ETF, Series of Managed Portfolio Series
131. Muhlenkamp Fund, Series of Managed Portfolio Series
132. Nuance Concentrated Value Fund, Series of Managed Portfolio Series
133. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
134. Olstein All Cap Value Fund, Series of Managed Portfolio Series
135. Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
136. Port Street Quality Growth Fund, Series of Managed Portfolio Series
137. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138. Reinhart International PMV Fund, Series of Managed Portfolio Series
139. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140. Tremblant Global ETF, Series of Managed Portfolio Series
141. Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142. Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
143. Hood River International Opportunity Fund, Series of Manager Directed Portfolios
144. Hood River New Opportunities Fund, Series of Manager Directed Portfolios
145. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
146. SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147. SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148. SWP Growth & Income ETF, Series of Manager Directed Portfolios
149. Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150. Mason Capital Fund Trust
151. Matrix Advisors Funds Trust
152. Monetta Trust
153. Nicholas Equity Income Fund, Inc.
154. Nicholas Fund, Inc.
155. Nicholas II, Inc.
156. Nicholas Limited Edition, Inc.
157. Oaktree Asset-Backed Income Fund Inc.
158. Oaktree Diversified Income Fund Inc.
159. Permanent Portfolio Family of Funds
160. Procure ETF Trust II
161. Professionally Managed Portfolios
162. Provident Mutual Funds, Inc.
163. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166. Aquarius International Fund, Series of The RBB Fund, Inc.
167. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
170. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
171. Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
172. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
173. F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174. F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175. F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176. F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
177. F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.

178. F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
179. F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
180. F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
181. F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
182. F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
183. F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
184. F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
185. F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
186. F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
187. F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
188. F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
189. F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
190. F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
191. F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
192. F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
193. F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
194. F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
195. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
196. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
197. Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
198. Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
199. Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
200. Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
201. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
202. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
203. Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
204. MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
205. Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
206. SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207. SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
208. SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
209. SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
210. SGI Global Equity Fund, Series of The RBB Fund, Inc.
211. SGI Peak Growth Fund, Series of The RBB Fund, Inc.
212. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
213. SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
214. SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
215. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
216. WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
217. WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
218. The RBB Fund Trust
219. RBC Funds Trust
220. Rockefeller Municipal Opportunities Fund
221. SEG Partners Long/Short Equity Fund
222. Series Portfolios Trust
223. Thompson IM Funds, Inc.
224. Tortoise Capital Series Trust
225. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
226. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
227. CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
228. CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
229. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
230. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
231. RiverPark Strategic Income Fund, Series of Trust for Professional Managers
232. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
233. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
234. Jensen Quality MidCap Fund, Series of Trust for Professional Managers
235. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
236. Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers

237. Wall Street EWM Funds Trust
(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301 Portland, Maine 04101:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 2020 East Financial Way, Ste. 100 Glendora, CA 91741
Registrant’s Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	PRIMECAP Management Company 177 East Colorado Boulevard, 11th Floor Pasadena, CA 91105
Registrant’s Custodian	U.S. Bank N.A. 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 35. Undertakings

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 37 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pasadena, the State of California, on this 18th day of June, 2026.

PRIMECAP ODYSSEY FUNDS

/s/ Joel P. Fried
Joel P. Fried
Co-Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on June 18, 2026.

Name	Title
/s/ Joel P. Fried	Co-Chief Executive Officer, Trustee
Joel P. Fried	(Principal Executive Officer)

/s/ Alfred W. Mordecai*	Co-Chief Executive Officer, Trustee
Alfred W. Mordecai	(Principal Executive Officer)

/s/ Joseph G. Uzelac*	Trustee
Joseph G. Uzelac

/s/ Wayne Smith*	Trustee
Wayne Smith

/s/ Elizabeth D. Obershaw*	Trustee
Elizabeth D. Obershaw

/s/ Michael Glazer*	Trustee
Michael Glazer

/s/ Steven P. Cesinger*	Trustee
Steven P. Cesinger

/s/ Kelly Meldrum*	Trustee
Kelly Meldrum

/s/ Jeremiah O'Connor*	Trustee
Jeremiah O'Connor

/s/ Alan Sorkin*	Trustee
Alan Sorkin

/s/ Julietta Martikyan*	Chief Financial Officer
Julietta Martikyan	(Principal Financial Officer)

/s/ Alfred W. Mordecai
*Alfred W. Mordecai
Attorney-in-Fact pursuant to Powers of Attorney